UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1027

Name of Registrant:	Vanguard World Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2005

Item 1:	Schedule of Investments

Vanguard U.S. Growth Fund Schedule of Investments November 30, 2005
	Shares	Market Value ($000)

Common Stocks (95.0%)

Consumer Discretionary (14.8%)
* Yahoo! Inc.	5,638,125	$226,822
* Google Inc.	471,300	190,872
* eBay Inc.	3,423,600	153,411
Lowe's Cos., Inc.	1,782,633	120,292
* Bed Bath & Beyond, Inc.	2,127,355	90,753
* Kohl's Corp.	1,282,559	58,998
NIKE, Inc. Class B	633,865	54,069
* Apollo Group, Inc. Class A	494,305	35,194

		930,411

Consumer Staples (2.4%)
PepsiCo, Inc.	853,340	50,518
The Procter & Gamble Co.	724,900	41,457
Walgreen Co.	759,690	34,703
Whole Foods Market, Inc.	144,700	21,311

		147,989

Financial Services (16.1%)
Legg Mason Inc.	1,693,600	207,720
The Goldman Sachs Group, Inc.	1,411,040	181,968
Citigroup, Inc.	2,822,800	137,047
American International Group, Inc.	2,013,600	135,193
Charles Schwab Corp.	4,156,475	63,386
Merrill Lynch & Co., Inc.	893,608	59,353
Paychex, Inc.	1,291,236	54,761
First Data Corp.	1,140,275	49,340
SLM Corp.	871,014	45,772
JPMorgan Chase & Co.	1,125,800	43,062
State Street Corp.	545,400	31,464

		1,009,066

Health Care (23.7%)
UnitedHealth Group Inc.	3,470,486	207,743
* WellPoint Inc.	2,188,372	168,133
Teva Pharmaceutical Industries Ltd. Sponsored ADR	3,451,000	141,077
* Amgen, Inc.	1,575,895	127,537
* Alcon, Inc.	893,000	125,199
* St. Jude Medical, Inc.	2,306,300	110,172
* Genentech, Inc.	1,127,900	107,850
Medtronic, Inc.	1,931,316	107,323
* Caremark Rx, Inc.	1,828,870	93,986
* Zimmer Holdings, Inc.	1,227,600	76,934
Sanofi-Aventis ADR	1,293,070	51,994
Allergan, Inc.	437,895	43,789
Schering-Plough Corp.	1,708,795	33,014
Stryker Corp.	747,600	32,371
* Gilead Sciences, Inc.	628,400	31,854
* MedImmune Inc.	719,795	25,848

		1,484,824

Integrated Oils (0.5%)
Suncor Energy, Inc.	577,175	32,835

Other Energy (3.1%)
Schlumberger Ltd.	1,532,770	146,732
Baker Hughes, Inc.	636,500	36,503
* Nabors Industries, Inc.	175,400	12,280

		195,515

Materials & Processing (1.1%)
Praxair, Inc.	1,293,030	67,237

Producer Durables (6.5%)
Danaher Corp.	2,965,891	164,607
Centex Corp.	1,257,600	90,358
Lennar Corp. Class A	1,139,600	65,732
United Technologies Corp.	777,600	41,866
Pulte Homes, Inc.	651,900	27,139
D. R. Horton, Inc.	537,133	19,036

		408,738

Technology (23.6%)
QUALCOMM Inc.	4,424,675	201,190
* Marvell Technology Group Ltd.	2,867,300	159,250
* Juniper Networks, Inc.	6,554,300	147,406
* Apple Computer, Inc.	2,101,900	142,551
* Broadcom Corp.	2,710,200	126,133
* EMC Corp.	8,195,210	114,159
* Corning, Inc.	4,037,465	81,759
* Dell Inc.	2,552,315	76,978
SAP AG ADR	1,685,655	76,107
Accenture Ltd.	2,363,275	67,211
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6,669,029	63,889
Linear Technology Corp.	1,485,596	55,428
* Advanced Micro Devices, Inc.	1,977,700	51,776
Microsoft Corp.	1,813,089	50,241
Adobe Systems, Inc.	1,311,315	42,762
Infosys Technologies Ltd. ADR	327,300	23,585

		1,480,425

Other (3.2%)
General Electric Co.	3,213,815	114,797
3M Co.	732,670	57,500
Johnson Controls, Inc.	398,125	27,650

		199,947

Exchange-Traded Fund (0.0%)
(2)Vanguard Growth VIPERs	3,100	167

Total Common Stocks
(Cost $4,731,466)		5,957,154

Temporary Cash Investments (5.5%)

Money Market Fund (5.1%)

** Vanguard Market Liquidity Fund, 4.048%	322,978,634	322,979

	Face
	Amount
	($000)

U.S. Agency Obligation (0.4%)

† Federal National Mortgage Assn
(1) 3.969%, 1/11/06	25,000	24,883

Total Temporary Cash Investments
(Cost $347,862)		347,862

Total Investments (100.5%)
(Cost $5,079,328)		6,305,016

Other Assets and Liabilities—Net (-0.5%)		(32,265)

Net Assets (100%)		6,272,751

  *Non-income-producing security.
**Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
(1)Securities with a value of $24,883,000 have been segregated as initial margin for open futures contracts.
ADR - American Depositary Receipt.
(2)Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
**Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
(1)Securities with a value of $24,883,000 have been segregated as initial margin for open futures contracts.
ADR - American Depositary Receipt.
(2)Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At November 30, 2005, the cost of investment securities for tax purposes was $5,079,328,000. Net unrealized appreciation of investment securities for tax purposes was $1,225,688,000, consisting of unrealized gains of $1,319,084,000 on securities that had risen in value since their purchase and $93,396,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 98.3% and 2.2%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At November 30, 2005, the aggregate settlement value of open futures contracts expiring in December 2005 and March 2006, and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

Nasdaq 100 Index E-mini Dec	4,775	159,963	4,998
S&P 500 Index E-mini Dec	565	35,344	617
S&P 500 Index Dec	38	11,885	48
S&P 500 Index Mar	13	4,092	(62)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard International Growth Portfolio Schedule of Investments November 30, 2005
	Shares	Market Value ($000)

Common Stocks (95.5%)

Argentina (0.3%)
Tenaris SA ADR	256,000	28,621

Australia (3.8%)
BHP Billiton Ltd.	4,504,600	72,458
Foster's Group Ltd.	16,111,000	67,188
Woolworths Ltd.	4,511,800	56,649
Westpac Banking Corp., Ltd.	3,311,000	54,520
Macquarie Infrastucture Group	18,697,000	48,468
Tabcorp Holdings Ltd.	2,806,996	32,113
Woodside Petroleum Ltd.	1,170,000	30,058
Macquarie Bank Ltd.	546,000	27,259
James Hardie Industries NV	4,405,000	27,252

		415,965

Austria (0.1%)
^ Telekom Austria AG	458,517	10,351

Belgium (0.6%)
KBC Bank & Verzekerings Holding	712,500	61,783

Brazil (3.2%)
Petrol Brasileiro ADR	1,721,000	116,340
Petrol Brasileiro Series A ADR	1,669,200	102,823
Unibanco-Uniao de Bancos Brasileiros SA	5,144,000	63,926
Companhia Vale do Rio Doce ADR	1,105,200	41,821
Tele Norte Leste Participacoes ADR	938,000	17,447

		342,357

Canada (1.1%)
Suncor Energy, Inc.	2,185,000	124,045

China (0.3%)
CNOOC Ltd.	44,035,000	29,320

Denmark (0.4%)
Danske Bank A/S	1,453,730	46,710

France (10.7%)
^ Suez SA	6,029,400	171,499
^ Total SA	614,000	153,182
^ L'Oreal SA	1,493,052	107,600
BNP Paribas SA	1,141,000	89,908
^ France Telecom SA	3,566,259	88,931
^ Groupe Danone	846,000	87,200
^ LVMH Louis Vuitton Moet Hennessy	940,625	80,281
^ AXA	2,495,000	74,926
^ Societe Generale Class A	628,465	74,523
Schneider Electric SA	633,000	54,371
Essilor International SA	647,900	53,703
^ Imerys SA	601,000	41,773
^ Sanofi-Aventis	501,500	40,331
^ Pernod Ricard SA	180,850	29,613
^ Thales SA	213,252	9,469

		1,157,310

Germany (5.3%)
Deutsche Bank AG	2,030,000	198,257
^ Siemens AG	1,028,000	77,817
SAP AG	405,800	73,233
Bayer AG	1,123,213	44,789
*^ Premier AG	1,394,000	39,503
Adidas-Salomon AG	205,710	36,095
^ RWE AG	450,000	31,072
^ Porsche AG	39,000	29,012
Bayerische Motoren Werke AG	649,600	28,528
^ Deutsche Post AG	944,000	20,486

		578,792

Greece (0.2%)
National Bank of Greece SA	462,000	18,038

Hong Kong (0.5%)
Jardine Matheson Holdings Ltd.	2,708,400	42,504
Hong Kong Exchanges & Clearing Ltd.	4,790,000	17,388

		59,892

India (1.0%)
*(2)Satyam Computer Services Ltd. Warrants Exp. 10/13/1	3,956,000	56,849
*(2)State Bank of India Warrants Exp. 12/23/05	2,711,000	53,441

		110,290

Indonesia (0.8%)
PT Telekomunikasi Indonesia Tbk	85,813,500	47,141
PT Indonesian Satellite Corp Tbk	71,158,500	38,088

		85,229

Ireland (3.0%)
Allied Irish Banks PLC	8,148,843	175,529
Anglo Irish Bank Corp. PLC	6,766,460	92,789
Bank of Ireland	1,840,008	28,389
Allied Irish Banks PLC	1,311,160	28,295

		325,002

Israel (0.3%)
Teva Pharmaceutical Industries Ltd. Sponsored ADR	880,200	35,983

Japan (20.6%)
Toyota Motor Corp.	3,462,000	167,406
Mitsubishi UFJ Financial Group	12,092	152,233
Mitsubishi Corp.	7,335,000	149,275
KDDI Corp.	24,340	128,072
East Japan Railway Co.	18,648	117,154
^ Mitsubishi Estate Co., Ltd.	7,898,000	115,002
Mitsui & Co., Ltd.	9,337,000	114,683
Canon, Inc.	1,592,800	89,481
Denso Corp.	2,873,000	88,404
Orix Corp.	361,500	77,636
^ T & D Holdings, Inc.	1,215,350	76,683
Takeda Pharmaceutical Co. Ltd.	1,352,300	74,169
Sumitomo Electric Industries Ltd.	4,953,000	68,414
SMC Corp.	476,900	63,773
Ricoh Co.	3,424,000	59,760
Japan Tobacco, Inc.	3,864	51,762
^ Ushio Inc.	2,294,300	51,193
Nissan Motor Co., Ltd.	4,608,100	47,351
Asahi Glass Co., Ltd.	3,937,000	45,166
Nitto Denko Corp.	651,000	44,522
Mitsui Sumitomo Insurance Co.	3,760,000	42,903
Hoya Corp.	1,163,200	41,984
Sumitomo Heavy Industries Ltd.	5,223,000	37,941
Sumitomo Realty & Development Co.	2,283,000	37,819
* Seven and I Holdings Co., Ltd.	1,047,600	36,772
^ Yamada Denki Co., Ltd.	348,300	35,737
^ Tokyu Corp.	5,775,000	34,340
^ Daito Trust Construction Co., Ltd.	647,500	31,590
^ Omron Corp.	1,355,500	30,863
^ Yokogawa Electric Corp.	1,734,000	27,911
Mitsubishi Electric Corp.	4,082,000	27,299
^ Koyo Seiko Co., Ltd.	1,547,000	27,126
Mitsui OSK Lines Ltd.	3,014,000	22,135
Konica Minolta Holdings, Inc.	2,226,500	20,358
^ Sysmex Corp.	83,800	2,960

		2,239,877

Mexico (0.3%)
America Movil SA de CV Series L ADR	1,035,000	29,725

Netherlands (1.2%)
Reed Elsevier NV	5,292,000	70,366
Heineken Holding NV	1,221,074	35,771
Verenigde Nederlandse Uitgeversbedrijven NV	582,590	18,162
TNT NV	191,651	5,156

		129,455

Russia (0.3%)
Mobile Telesystems ADR	774,800	27,482

Singapore (0.9%)
Singapore Press Holdings Ltd.	18,135,000	48,222
Capitaland Ltd.	14,530,000	28,130
Singapore Telecommunications Ltd.	15,290,000	22,651

		99,003

South Africa (0.6%)
Sasol Ltd.	1,105,000	36,815
MTN Group Ltd.	3,505,000	29,179

		65,994

South Korea (4.3%)
Samsung Electronics Co., Ltd.	287,357	165,930
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	4,059,000	93,855
* LG. Philips LCS Co., Ltd. ADR	3,030,000	66,993
Shinsegae Co., Ltd.	141,118	58,000
Hyundai Motor Co. Ltd.	686,000	56,506
*(2)Samsung Electronics Co., Ltd. GDR 144A	69,300	20,080

		461,364

Spain (2.7%)
^ Telefonica SA	6,520,800	96,146
Banco Santander Central Hispano SA	6,417,000	81,305
^ Iberdrola SA	2,287,000	60,009
Industria de Diseno Textil SA	1,014,284	29,830
^ Banco Popular Espanol SA	2,318,400	27,972

		295,262

Sweden (2.8%)
Skandinaviska Enskilda Banken AB A Shares	5,236,000	98,229
^ Atlas Copco AB A Shares	4,506,390	89,955
Sandvik AB	1,022,400	48,164
Telefonaktiebolaget LM Ericsson AB Class B	12,194,815	39,587
Svenska Handelsbanken AB A Shares	1,373,670	30,446

		306,381

Switzerland (7.2%)
Novartis AG (Registered)	3,471,000	181,477
Roche Holdings AG	1,126,000	168,593
Nestle SA (Registered)	488,885	144,409
Cie. Financiere Richemont AG	1,903,571	75,087
UBS AG (Registered)	762,218	70,160
*^ ABB Ltd.	5,882,780	51,475
Adecco SA (Registered)	832,167	37,807
Holcim Ltd. (Registered)	450,280	29,187
Synthes, Inc.	176,500	18,963
Zurich Financial Services AG	18,530	3,767

		780,925

Taiwan (0.6%)
Hon Hai Precision Industry Co., Ltd.	8,054,711	40,852
Taiwan Semiconductor Manufacturing Co., Ltd.	16,270,000	28,920

		69,772

Thailand (0.2%)
Kasikornbank Public Co. Ltd. (Foreign)	14,480,800	22,437

United Kingdom (22.2%)
Tesco PLC	45,778,000	239,337
BG Group PLC	25,373,000	236,443
Vodafone Group PLC	102,790,281	221,296
Royal Bank of Scotland Group PLC	5,388,034	153,331
Rio Tinto PLC	3,164,000	128,102
Royal Dutch Shell PLC Class A (Amsterdam Shares)	3,494,000	107,595
Smiths Group PLC	6,022,000	101,103
Smith & Nephew PLC	10,531,317	93,283
HBOS PLC	5,970,533	89,850
Signet Group PLC	48,521,000	86,359
Royal Dutch Shell PLC Class B	2,533,000	81,745
Rolls-Royce Group PLC	11,424,000	76,860
Brambles Industries PLC	10,118,000	68,374
Reckitt Benckiser PLC	1,880,000	57,989
Diageo PLC	4,022,000	57,916
AstraZeneca Group PLC	1,241,685	57,056
GUS PLC	3,658,000	56,554
Prudential PLC	6,135,644	55,806
Barclays PLC	4,538,900	46,127
Carnival PLC	748,030	41,868
Imperial Tobacco Group PLC	1,360,000	40,372
EMI Group PLC	9,147,000	36,805
WPP Group PLC	3,733,573	36,667
Hilton Group PLC	6,126,000	35,260
Johnson Matthey PLC	1,624,781	34,954
Wolseley PLC	1,322,000	28,058
Provident Financial PLC	2,638,000	27,093
Capita Group PLC	3,670,000	24,823
Bunzl PLC	2,175,000	22,200
* Cairn Energy PLC	615,558	19,414
Standard Chartered PLC	851,000	18,166
Premier Farnell PLC	6,290,000	17,432
Rexam PLC	837,000	7,369
Kingfisher PLC	668,892	2,595

		2,408,202

Total Common Stocks
(Cost $8,152,552)		10,365,567

Temporary Cash Investments (9.9%)

Money Market Fund (9.7%)

** Vanguard Market Liquidity Fund, 4.048%	1,045,810,815	1,045,811

	Face
	Amount
	($000)

U.S. Agency Obligation (0.2%)

† Federal National Mortgage Assn
(1)3.969%, 1/11/06	25,000	24,883

Total Temporary Cash Investments
(Cost $1,070,699)		1,070,694

Total Investments (105.4%)
(Cost $9,223,251)		11,436,261

Other Assets and Liabilities-Net (-5.4%)		(584,819)

Net Assets (100%)		10,851,442

*Non-income-producing security.
^Part of security position is on loan to broker/dealers.
**Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
(1)Securities with a value of $24,883,000 have been segregated as initial margin for open futures contracts.
(2)Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2005, the aggregate value of these securities was $130,370,000, representing 1.2% of net assets.
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluting changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At November 30, 2005, the cost of investment securities for tax purposes was $9,224,652,000. Net unrealized appreciation of investment securities for tax purposes was $2,211,609,000, consisting of unrealized gains of $2,363,315,000 on securities that had risen in value since their purchase and $151,706,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

The fund enters into forward currency contracts to provide the appropriate currency exposure related to open futures contracts. Forward currency contracts are valued at their quoted daily settlement prices. At November 30, 2005, the fund had open forward currency contracts to receive and deliver currencies as follows:

	(000)

	Contract Amount

Contract Settlement Date	Receive		Deliver		Unrealized Appreciation (Depreciation)

12/21/2005	EUR	97,402	USD	114,948	($5,151)
12/21/2005	GBP	55,660	USD	96,298	(4,936)
12/13/2005	JPY	10,486,960	USD	87,755	(7,558)
12/21/2005	AUD	39,286	USD	29,059	(1,140)

AUD-Australian dollar.
EUR-Euro.
GBP-British pound.
JPY-Japanese yen.
USD-U.S. dollars.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Vanguard Calvert Social Index Fund Schedule of Investments November 30, 2005
	Shares	Market Value ($000)

Common Stocks (99.9%)

Auto & Transportation (2.0%)
United Parcel Service, Inc.	36,635	2,854
FedEx Corp.	16,675	1,628
Harley-Davidson, Inc.	17,282	931
Southwest Airlines Co.	41,860	691
Genuine Parts Co.	10,314	457
Expeditors International of Washington, Inc.	6,260	445
C.H. Robinson Worldwide Inc.	10,036	406
BorgWarner, Inc.	3,326	200
CNF Inc.	3,165	180
Gentex Corp.	9,214	174
* JetBlue Airways Corp.	5,752	106
OMI Corp.	4,877	95
Overseas Shipholding Group Inc.	1,578	80
General Maritime Corp.	2,063	80
ArvinMeritor, Inc.	4,000	53

		8,380

Consumer Discretionary (14.6%)
Home Depot, Inc.	126,919	5,303
Time Warner, Inc.	260,635	4,686
* Google Inc.	10,590	4,289
* Yahoo! Inc.	76,930	3,095
Lowe's Cos., Inc.	41,552	2,804
* eBay Inc.	58,679	2,629
Target Corp.	47,471	2,540
Kimberly-Clark Corp.	28,522	1,682
* Starbucks Corp.	47,198	1,437
Costco Wholesale Corp.	27,254	1,362
* Liberty Media Corp.	158,381	1,216
The McGraw-Hill Cos., Inc.	22,151	1,175
Best Buy Co., Inc.	23,578	1,137
Staples, Inc.	43,937	1,015
* Electronic Arts Inc.	17,676	996
NIKE, Inc. Class B	10,877	928
Omnicom Group Inc.	10,916	923
* Amazon.com, Inc.	17,595	853
* Kohl's Corp.	17,930	825
Avon Products, Inc.	27,806	760
* Bed Bath & Beyond, Inc.	17,793	759
The Gap, Inc.	37,641	654
* Apollo Group, Inc. Class A	8,940	637
* Office Depot, Inc.	18,457	548
* Sirius Satellite Radio, Inc.	70,615	505
Nordstrom, Inc.	13,657	504
* Chico's FAS, Inc.	10,528	464
* Univision Communications Inc.	15,040	455
R.R. Donnelley & Sons Co.	12,964	443
Black & Decker Corp.	4,846	426
Mattel, Inc.	24,434	407
Eastman Kodak Co.	16,865	404
Robert Half International, Inc.	10,131	388
* XM Satellite Radio Holdings, Inc.	13,143	385
Harman International Industries, Inc.	3,909	381
EchoStar Communications Corp. Class A	12,851	332
Fastenal Co.	8,316	330
Dollar General Corp.	17,440	330
Whirlpool Corp.	3,954	324
* Telewest Global, Inc.	14,398	321
Darden Restaurants Inc.	8,709	312
* Liberty Global Inc. Class A	13,584	303
* Advance Auto Parts, Inc.	6,549	277
Washington Post Co. Class B	364	268
* Iron Mountain, Inc.	6,475	267
Estee Lauder Cos. Class A	7,934	262
* Getty Images, Inc.	2,794	255
* Monster Worldwide Inc.	6,325	246
Manpower Inc.	5,294	246
* Discovery Holding Co. Class A	15,728	246
The Stanley Works	5,009	240
Ross Stores, Inc.	8,715	240
* Williams-Sonoma, Inc.	5,469	237
New York Times Co. Class A	8,613	237
* Lamar Advertising Co. Class A	4,991	231
CDW Corp.	3,858	226
E.W. Scripps Co. Class A	4,780	222
The Corporate Executive Board Co.	2,500	216
Alberto-Culver Co. Class B	4,837	210
Family Dollar Stores, Inc.	9,292	209
Brinker International, Inc.	5,232	208
Jones Apparel Group, Inc.	7,156	206
PETsMART, Inc.	8,473	202
* O'Reilly Automotive, Inc.	6,580	200
* Pixar, Inc.	3,417	189
Sabre Holdings Corp.	8,133	186
RadioShack Corp.	7,926	181
Outback Steakhouse, Inc.	4,300	173
Reebok International Ltd.	2,941	169
* The Cheesecake Factory Inc.	4,596	168
* CarMax, Inc.	6,112	168
The Brink's Co.	3,366	155
* Dollar Tree Stores, Inc.	6,374	146
* Convergys Corp.	8,385	139
* Education Management Corp.	4,036	136
* Tech Data Corp.	3,444	135
* Laureate Education Inc.	2,674	135
Barnes & Noble, Inc.	3,338	135
Adesa, Inc.	5,312	127
Belo Corp. Class A	5,739	125
* Saks Inc.	7,450	123
SCP Pool Corp.	3,120	121
Meredith Corp.	2,342	119
* CNET Networks, Inc.	7,765	116
Snap-On Inc.	3,079	115
* R.H. Donnelley Corp.	1,809	114
* Panera Bread Co.	1,652	112
* Weight Watchers International, Inc.	2,338	112
* Timberland Co.	3,342	111
* Tractor Supply Co.	2,031	109
* BJ's Wholesale Club, Inc.	4,114	109
Regis Corp.	2,652	106
John Wiley & Sons Class A	2,482	103
The Toro Co.	2,500	100
* Gaylord Entertainment Co.	2,290	99
American Greetings Corp. Class A	3,766	99
* Tommy Hilfiger Corp.	5,292	96
* Valassis Communications, Inc.	3,093	94
* United Stationers, Inc.	1,915	94
Ruby Tuesday, Inc.	3,615	88
Borders Group, Inc.	4,304	88
* EarthLink, Inc.	7,422	85
Lee Enterprises, Inc.	2,206	85
Strayer Education, Inc.	848	85
* DeVry, Inc.	3,528	82
Harte-Hanks, Inc.	2,982	78
* Guitar Center, Inc.	1,458	77
* CEC Entertainment Inc.	2,100	75
The McClatchy Co. Class A	1,163	72
* P.F. Chang's China Bistro, Inc.	1,392	72
* Entercom Communications Corp.	2,226	71
Arbitron Inc.	1,783	69
The Yankee Candle Co., Inc.	2,655	67
* Corinthian Colleges, Inc.	5,209	63
Media General, Inc. Class A	1,199	61

		60,155

Consumer Staples (5.7%)
The Procter & Gamble Co.	204,771	11,711
Walgreen Co.	60,491	2,763
Colgate-Palmolive Co.	30,999	1,690
CVS Corp.	47,919	1,295
Sysco Corp.	37,711	1,219
General Mills, Inc.	20,967	997
H.J. Heinz Co.	20,633	716
Kellogg Co.	14,119	622
Whole Foods Market, Inc.	3,851	567
Wm. Wrigley Jr. Co.	8,165	560
The Hershey Co.	10,140	550
SuperValu Inc.	8,009	262
McCormick & Co., Inc.	6,614	206
J.M. Smucker Co.	3,456	157
Church & Dwight, Inc.	3,764	125
* Del Monte Foods Co.	11,745	116
* NBTY, Inc.	3,491	68
* Performance Food Group Co.	2,158	61

		23,685

Financial Services (27.8%)
Bank of America Corp.	238,750	10,956
JPMorgan Chase & Co.	207,998	7,956
Wells Fargo & Co.	100,084	6,290
Wachovia Corp.	93,881	5,013
American Express Co.	65,329	3,359
U.S. Bancorp	110,415	3,343
The Goldman Sachs Group, Inc.	24,417	3,149
Fannie Mae	57,242	2,750
Freddie Mac	40,815	2,549
Washington Mutual, Inc.	58,983	2,430
Prudential Financial, Inc.	30,853	2,388
First Data Corp.	46,543	2,014
The St. Paul Travelers, Cos. Inc.	39,553	1,840
MBNA Corp.	66,787	1,788
Automatic Data Processing, Inc.	34,501	1,622
SunTrust Banks, Inc.	21,359	1,554
The Hartford Financial Services Group Inc.	17,534	1,532
The Bank of New York Co., Inc.	46,003	1,491
Capital One Financial Corp.	17,235	1,432
AFLAC Inc.	29,759	1,429
BB&T Corp.	32,502	1,383
SLM Corp.	24,984	1,313
Progressive Corp. of Ohio	10,446	1,285
Golden West Financial Corp.	18,098	1,173
State Street Corp.	19,835	1,144
National City Corp.	33,184	1,125
Fifth Third Bancorp	27,894	1,123
PNC Financial Services Group	17,226	1,099
The Chubb Corp.	11,340	1,098
Charles Schwab Corp.	65,804	1,004
ACE Ltd.	17,026	945
Regions Financial Corp.	27,407	923
Moody's Corp.	15,052	905
CIGNA Corp.	7,857	884
The Principal Financial Group, Inc.	17,379	881
Mellon Financial Corp.	25,093	844
Paychex, Inc.	19,878	843
KeyCorp	24,032	797
Legg Mason Inc.	6,377	782
Franklin Resources Corp.	8,308	772
North Fork Bancorp, Inc.	25,723	695
CIT Group Inc.	12,485	618
Northern Trust Corp.	11,445	603
Comerica, Inc.	10,106	583
The Chicago Mercantile Exchange	1,612	571
AmSouth Bancorp	20,845	554
T. Rowe Price Group Inc.	7,691	553
XL Capital Ltd. Class A	8,295	551
Lincoln National Corp.	10,372	539
* Fiserv, Inc.	11,487	523
M & T Bank Corp.	4,823	522
MBIA, Inc.	8,027	496
Ambac Financial Group, Inc.	6,369	488
Marshall & Ilsley Corp.	11,307	486
Sovereign Bancorp, Inc.	22,162	484
Jefferson-Pilot Corp.	8,095	450
Synovus Financial Corp.	15,211	428
* E*TRADE Financial Corp.	21,747	425
SAFECO Corp.	7,531	424
Hudson City Bancorp, Inc.	35,342	421
Cincinnati Financial Corp.	9,105	405
Zions Bancorp	5,290	400
UnumProvident Corp.	17,598	387
* Ameritrade Holding Corp.	16,178	378
MGIC Investment Corp.	5,618	366
Everest Re Group, Ltd.	3,344	352
Compass Bancshares Inc.	7,202	349
Fidelity National Financial, Inc.	9,082	343
Torchmark Corp.	6,249	338
Popular, Inc.	14,343	318
Commerce Bancorp, Inc.	9,345	315
Huntington Bancshares Inc.	13,036	312
W.R. Berkley Corp.	6,443	300
Radian Group, Inc.	5,083	287
Mercantile Bankshares Corp.	4,836	287
First Horizon National Corp.	7,338	286
White Mountains Insurance Group Inc.	465	283
* The Dun & Bradstreet Corp.	4,079	265
Willis Group Holdings Ltd.	7,045	263
New York Community Bancorp, Inc.	14,080	234
Associated Banc-Corp	7,058	231
First American Corp.	4,917	231
Leucadia National Corp.	4,792	227
* DST Systems, Inc.	3,775	225
Colonial BancGroup, Inc.	8,999	224
The PMI Group Inc.	5,505	224
Commerce Bancshares, Inc.	4,248	220
PartnerRe Ltd.	3,198	218
Axis Capital Holdings Ltd.	7,149	216
Eaton Vance Corp.	7,803	214
* AmeriCredit Corp.	8,636	214
TCF Financial Corp.	7,599	209
A.G. Edwards & Sons, Inc.	4,663	206
Federated Investors, Inc.	5,616	205
City National Corp.	2,738	200
* Conseco, Inc.	8,911	200
Brown & Brown, Inc.	6,676	195
Global Payments Inc.	4,426	194
RenaissanceRe Holdings Ltd.	4,194	188
HCC Insurance Holdings, Inc.	6,148	188
Sky Financial Group, Inc.	6,278	186
Fair Isaac, Inc.	3,979	182
Independence Community Bank Corp.	4,571	181
StanCorp Financial Group, Inc.	1,739	179
* CheckFree Corp.	3,808	178
* CB Richard Ellis Group, Inc.	3,124	173
* Markel Corp.	537	170
Protective Life Corp.	3,814	169
Astoria Financial Corp.	5,953	168
Cullen/Frost Bankers, Inc.	3,100	167
Arthur J. Gallagher & Co.	5,445	166
SEI Investments Co.	4,044	165
Fulton Financial Corp.	9,311	162
Valley National Bancorp	6,565	162
Bank of Hawaii Corp.	3,127	161
Wilmington Trust Corp.	3,985	161
* Affiliated Managers Group, Inc.	1,960	155
Webster Financial Corp.	3,199	153
TD Banknorth, Inc.	4,951	147
Investors Financial Services Corp.	3,872	146
* WellChoice Inc.	1,840	143
IndyMac Bancorp, Inc.	3,713	142
Nationwide Financial Services, Inc.	3,355	141
MoneyGram International, Inc.	5,133	133
AmerUs Group Co.	2,261	133
* La Quinta Corp. REIT	11,912	131
Jefferies Group, Inc.	2,900	128
Allmerica Financial Corp.	3,168	127
Unitrin, Inc.	2,572	122
The South Financial Group, Inc.	4,100	122
Washington Federal Inc.	5,005	121
FirstMerit Corp.	4,542	121
CapitalSource Inc.	4,848	116
East West Bancorp, Inc.	2,983	113
People's Bank	3,523	110
Hudson United Bancorp	2,600	109
Transatlantic Holdings, Inc.	1,550	108
Endurance Specialty Holdings Ltd.	3,146	108
Whitney Holdings Corp.	3,636	107
American National Insurance Co.	907	106
Waddell & Reed Financial, Inc.	4,955	106
Ohio Casualty Corp.	3,552	105
* Philadelphia Consolidated Holding Corp.	1,084	105
First Midwest Bancorp, Inc.	2,779	104
Commerce Group, Inc.	1,758	102
Westamerica Bancorporation	1,837	100
First Niagara Financial Group, Inc.	6,841	99
* SVB Financial Group	2,055	99
Cathay General Bancorp	2,562	97
Deluxe Corp.	2,985	97
UCBH Holdings, Inc.	5,459	96
Montpelier Re Holdings Ltd.	4,905	96
Pacific Capital Bancorp	2,575	96
* BISYS Group, Inc.	7,129	96
BancorpSouth, Inc.	4,163	95
Fremont General Corp.	3,909	92
Erie Indemnity Co. Class A	1,716	91
Mercury General Corp.	1,521	90
United Bankshares, Inc.	2,374	90
Dow Jones & Co., Inc.	2,610	89
Old National Bancorp	3,985	87
Jack Henry & Associates Inc.	4,394	84
Trustmark Corp.	2,937	84
IPC Holdings Ltd.	2,807	82
Chittenden Corp.	2,725	81
* United Rentals, Inc.	3,797	80
Greater Bay Bancorp	2,961	79
Commercial Federal Corp.	2,290	79
Downey Financial Corp.	1,199	78
Texas Regional Bancshares, Inc.	2,608	76
Park National Corp.	668	70
Doral Financial Corp.	5,363	54
First BanCorp Puerto Rico	4,308	52

		115,022

Health Care (14.5%)
Johnson & Johnson	175,824	10,857
Pfizer Inc.	439,464	9,317
* Amgen, Inc.	75,110	6,079
Medtronic, Inc.	71,500	3,973
* WellPoint Inc.	36,208	2,782
Bristol-Myers Squibb Co.	115,540	2,495
Cardinal Health, Inc.	25,661	1,641
* Caremark Rx, Inc.	27,013	1,388
* Gilead Sciences, Inc.	25,386	1,287
* Genzyme Corp.	14,840	1,103
* St. Jude Medical, Inc.	21,165	1,011
* Biogen Idec Inc.	19,958	854
McKesson Corp.	16,439	827
Becton, Dickinson & Co.	14,042	818
* Forest Laboratories, Inc.	20,709	809
Allergan, Inc.	7,814	781
Stryker Corp.	16,438	712
* Express Scripts Inc.	7,449	629
* Coventry Health Care Inc.	9,437	562
* MedImmune Inc.	14,776	531
AmerisourceBergen Corp.	6,218	500
Biomet, Inc.	13,808	492
Quest Diagnostics, Inc.	9,181	460
* Laboratory Corp. of America Holdings	8,006	415
* Varian Medical Systems, Inc.	8,106	412
* Hospira, Inc.	9,219	407
* IVAX Corp.	13,053	391
Omnicare, Inc.	6,100	347
IMS Health, Inc.	13,817	338
* Health Net Inc.	6,572	335
Health Management Associates Class A	13,698	321
* DaVita, Inc.	5,880	309
* Barr Pharmaceuticals Inc.	5,278	303
* Lincare Holdings, Inc.	5,920	254
* Patterson Cos	6,932	242
DENTSPLY International Inc.	4,256	237
* Intuitive Surgical, Inc.	2,051	229
* Amylin Pharmaceuticals, Inc.	5,944	222
* Henry Schein, Inc.	5,101	218
Dade Behring Holdings Inc.	5,302	217
* Invitrogen Corp.	3,140	209
Beckman Coulter, Inc.	3,664	204
* Millennium Pharmaceuticals, Inc.	18,028	189
* Millipore Corp.	2,958	189
* Renal Care Group, Inc.	3,977	187
* Cytyc Corp.	6,676	184
* Respironics, Inc.	4,628	179
* Affymetrix, Inc.	3,573	176
Pharmaceutical Product Development, Inc.	3,000	175
* Protein Design Labs, Inc.	6,204	173
* Endo Pharmaceuticals Holdings, Inc.	5,761	172
* Advanced Medical Optics, Inc.	3,867	164
* ResMed Inc.	3,938	161
* Cerner Corp.	1,638	158
Universal Health Services Class B	3,242	155
* Emdeon Corp.	20,238	155
* IDEXX Laboratories Corp.	2,040	146
* Edwards Lifesciences Corp.	3,534	141
Cooper Cos., Inc.	2,561	140
* Gen-Probe Inc.	2,951	136
* VCA Antech, Inc.	4,816	135
* Neurocrine Biosciences, Inc.	2,179	130
* Kinetic Concepts, Inc.	3,045	119
* Sierra Health Services, Inc.	1,504	118
* Techne Corp.	2,100	116
* LifePoint Hospitals, Inc.	3,000	114
Medicis Pharmaceutical Corp.	3,327	106
Mentor Corp.	2,153	105
* ICOS Corp.	3,417	97
* American Pharmaceuticals Partners, Inc.	2,336	89
* Nektar Therapeutics	4,890	82
* MGI Pharma, Inc.	4,106	81
* OSI Pharmaceuticals, Inc.	2,978	72
* Apria Healthcare Group Inc.	2,880	70
Invacare Corp.	1,838	63
* AMERIGROUP Corp.	2,884	54

		60,049

Materials & Processing (1.7%)
Praxair, Inc.	19,295	1,003
Weyerhaeuser Co.	14,264	946
Masco Corp.	25,774	767
Air Products & Chemicals, Inc.	12,609	746
American Standard Cos., Inc.	10,620	404
Ecolab, Inc.	10,899	363
Avery Dennison Corp.	5,728	337
The St. Joe Co.	4,161	276
* Sealed Air Corp.	4,925	255
Sigma-Aldrich Corp.	3,506	232
Bemis Co., Inc.	6,281	173
Lubrizol Corp.	3,971	168
Sonoco Products Co.	5,804	166
Harsco Corp.	2,496	166
Hughes Supply, Inc.	3,906	151
York International Corp.	2,396	135
Forest City Enterprise Class A	3,437	134
Airgas, Inc.	3,745	117
AptarGroup Inc.	1,950	107
Corn Products International, Inc.	4,266	95
Worthington Industries, Inc.	4,094	83

		6,824

Other Energy (1.5%)
EOG Resources, Inc.	14,180	1,017
XTO Energy, Inc.	20,462	833
Noble Corp.	7,837	565
Chesapeake Energy Corp.	18,374	532
Smith International, Inc.	12,568	475
Pioneer Natural Resources Co.	8,514	434
* Southwestern Energy Co.	9,652	329
* Grant Prideco, Inc.	7,294	280
* Cooper Cameron Corp.	3,300	263
Equitable Resources, Inc.	6,800	254
* Plains Exploration & Production Co.	4,584	194
Range Resources Corp.	5,064	189
* Cimarex Energy Co.	4,811	187
* FMC Technologies Inc.	4,039	166
* Cal Dive International, Inc.	2,071	150
* Denbury Resources, Inc.	6,312	143
St. Mary Land & Exploration Co.	3,438	122
* Quicksilver Resources, Inc.	3,206	121
* Unit Corp.	2,235	121

		6,375

Producer Durables (4.8%)
Emerson Electric Co.	24,836	1,878
Applied Materials, Inc.	98,594	1,786
Illinois Tool Works, Inc.	14,896	1,315
* Agilent Technologies, Inc.	29,088	1,037
Deere & Co.	14,548	1,009
Danaher Corp.	15,152	841
* Xerox Corp.	56,214	798
* American Tower Corp. Class A	23,627	645
KLA-Tencor Corp.	11,562	592
D. R. Horton, Inc.	16,094	570
Pitney Bowes, Inc.	13,659	569
Pulte Homes, Inc.	12,598	524
Parker Hannifin Corp.	7,110	486
Dover Corp.	11,954	484
Cooper Industries, Inc. Class A	5,390	392
* Lexmark International, Inc.	7,686	366
* Crown Castle International Corp.	13,307	365
W.W. Grainger, Inc.	4,787	336
KB HOME	4,538	317
* LAM Research Corp.	8,272	311
* Waters Corp.	6,891	270
American Power Conversion Corp.	11,049	248
* NVR, Inc.	344	236
Pentair, Inc.	5,961	228
Cummins Inc.	2,312	206
Novellus Systems, Inc.	8,298	205
Ryland Group, Inc.	2,847	204
Pall Corp.	7,307	203
Roper Industries Inc.	5,004	197
Garmin Ltd.	3,450	190
* Terex Corp.	2,962	183
* Teradyne, Inc.	11,388	167
Diebold, Inc.	4,245	165
Hubbell Inc. Class B	3,120	151
Standard Pacific Corp.	3,994	151
Graco, Inc.	4,116	150
Donaldson Co., Inc.	4,312	144
* Mettler-Toledo International Inc.	2,509	143
HNI Corp.	2,713	137
IDEX Corp.	2,953	130
Tektronix, Inc.	5,000	128
Herman Miller, Inc.	4,155	127
* Flowserve Corp.	3,286	123
MDC Holdings, Inc.	1,795	122
Kennametal, Inc.	2,100	115
Briggs & Stratton Corp.	3,070	111
* Andrew Corp.	8,907	97
* Polycom, Inc.	5,730	94
* Varian Semiconductor Equipment Associates, Inc.	2,104	93
* AGCO Corp.	5,402	92
* Meritage Corp.	1,298	86
Plantronics, Inc.	2,763	76
Molex, Inc. Class A	2,917	76
Molex, Inc.	515	14

		19,683

Technology (22.2%)
Microsoft Corp.	567,888	15,736
Intel Corp.	364,846	9,734
International Business Machines Corp.	95,414	8,482
* Cisco Systems, Inc.	389,174	6,826
Hewlett-Packard Co.	171,167	5,079
QUALCOMM Inc.	97,321	4,425
* Dell Inc.	129,426	3,903
Motorola, Inc.	144,829	3,489
* Apple Computer, Inc.	48,330	3,278
Texas Instruments, Inc.	100,729	3,272
* EMC Corp.	143,074	1,993
* Symantec Corp.	70,532	1,246
Adobe Systems, Inc.	28,863	941
Analog Devices, Inc.	22,103	838
* Broadcom Corp.	16,311	759
* Sun Microsystems, Inc.	200,535	756
* Marvell Technology Group Ltd.	13,022	723
* Juniper Networks, Inc.	32,097	722
Electronic Data Systems Corp.	30,019	692
Linear Technology Corp.	18,148	677
* Network Appliance, Inc.	21,662	631
* Advanced Micro Devices, Inc.	23,266	609
Autodesk, Inc.	13,663	570
* SanDisk Corp.	10,667	545
Xilinx, Inc.	20,460	541
National Semiconductor Corp.	20,576	533
* Intuit, Inc.	9,855	528
* Micron Technology, Inc.	36,096	515
Seagate Technology	22,443	425
Microchip Technology, Inc.	12,199	407
* Affiliated Computer Services, Inc. Class A	7,260	405
* Altera Corp.	21,886	400
* Cognizant Technology Solutions Corp.	7,999	389
Scientific-Atlanta, Inc.	8,989	380
* NCR Corp.	10,974	373
Harris Corp.	7,899	352
* NVIDIA Corp.	9,557	346
* Jabil Circuit, Inc.	10,396	344
* Flextronics International Ltd.	33,335	344
Applera Corp.-Applied Biosystems Group	11,833	326
* Avaya Inc.	26,523	316
* Amdocs Ltd.	10,997	291
Siebel Systems, Inc.	27,284	286
* Cadence Design Systems, Inc.	16,155	277
* Citrix Systems, Inc.	9,976	271
* BMC Software, Inc.	13,094	268
* Tellabs, Inc.	25,080	257
* Red Hat, Inc.	10,218	241
Intersil Corp.	8,875	228
* Check Point Software Technologies Ltd.	10,603	226
* NAVTEQ Corp.	5,293	222
Amphenol Corp.	5,154	215
* Ceridian Corp.	8,764	210
* Arrow Electronics, Inc.	6,751	209
* JDS Uniphase Corp.	81,287	209
* Solectron Corp.	57,331	206
* BEA Systems, Inc.	22,604	198
* Freescale Semiconductor, Inc. Class A	7,635	197
* Macromedia, Inc.	4,354	195
* Zebra Technologies Corp. Class A	4,236	191
* LSI Logic Corp.	22,948	188
* Compuware Corp.	20,255	187
* Western Digital Corp.	12,057	180
* Novell, Inc.	21,976	171
* QLogic Corp.	5,085	168
* Synopsys, Inc.	8,566	167
* Avnet, Inc.	7,133	160
* Akamai Technologies, Inc.	7,613	152
* Integrated Device Technology Inc.	11,876	142
* ADC Telecommunications, Inc.	6,876	141
* Ingram Micro, Inc. Class A	7,428	140
* Mercury Interactive Corp.	5,006	139
* Agere Systems Inc.	10,472	138
* Sanmina-SCI Corp.	30,721	127
* Hyperion Solutions Corp.	2,339	124
* Unisys Corp.	19,984	123
* Fairchild Semiconductor International, Inc.	7,054	122
* Avid Technology, Inc.	2,395	121
* Sybase, Inc.	5,310	119
ADTRAN Inc.	3,980	118
* F5 Networks, Inc.	2,178	115
Acxiom Corp.	5,017	111
* MICROS Systems, Inc.	2,194	106
Reynolds & Reynolds Class A	3,824	104
* Trimble Navigation Ltd.	3,157	103
* TIBCO Software Inc.	11,833	99
* Ciena Corp.	32,803	98
* FLIR Systems, Inc.	3,964	98
* Emulex Corp.	4,768	95
* Parametric Technology Corp.	15,856	93
Imation Corp.	2,025	89
* Avocent Corp.	2,939	86
* Atmel Corp.	25,443	85
* Semtech Corp.	4,275	85
* PMC Sierra Inc.	10,671	84
* 3Com Corp.	22,683	82
* Varian, Inc.	1,900	80
* Maxtor Corp.	14,489	59
* Skyworks Solutions, Inc.	8,967	48

		91,894

Utilities (4.2%)
AT&T Inc.	232,119	5,782
BellSouth Corp.	108,269	2,951
Alltel Corp.	21,189	1,416
* Comcast Corp. Class A	38,391	1,014
* Comcast Corp. Special Class A	36,063	939
Kinder Morgan, Inc.	5,743	520
Questar Corp.	4,996	373
NiSource, Inc.	15,942	343
KeySpan Corp.	9,558	321
* NII Holdings Inc.	6,954	302
* NTL Inc.	4,517	263
* Cablevision Systems NY Group Class A	11,057	262
Citizens Communications Co.	19,633	256
CenturyTel, Inc.	7,415	245
MDU Resources Group, Inc.	6,382	210
Aqua America, Inc.	5,634	208
* Alamosa Holdings, Inc.	8,839	163
ONEOK, Inc.	5,651	155
AGL Resources Inc.	4,307	152
* Southern Union Co.	6,162	145
Energen Corp.	3,866	142
OGE Energy Corp.	5,286	141
Puget Energy, Inc.	6,774	141
Hawaiian Electric Industries Inc.	4,733	125
Atmos Energy Corp.	4,510	120
NICOR Inc.	2,640	106
Telephone & Data Systems, Inc. - Special Common Shares	2,874	101
Piedmont Natural Gas, Inc.	4,249	100
WGL Holdings Inc.	2,804	85
Peoples Energy Corp.	2,169	78
Duquesne Light Holdings, Inc.	4,414	75
Telephone & Data Systems, Inc.	173	6

		17,240

Other (0.9%)
3M Co.	41,762	3,277
Teleflex Inc.	2,122	140
Carlisle Co., Inc.	1,833	126
Lancaster Colony Corp.	1,632	64

		3,607

Total Common Stocks
(Cost $368,697)	412,914

Temporary Cash Investment (0.4%)

** Vanguard Market Liquidity Fund, 4.048%
(Cost $1,605)	1,604,548	1,605

Total Investments (100.3%)
(Cost $370,302)		414,519

Other Assets and Liabilities-Net (-0.3%)		(1,284)

Net Assets (100%)		413,235

  *Non-income-producing security.
**Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT - Real Estate Investment Trust.

Effective December 16, 2005, the Vanguard Calvert Social Index Fund was renamed to Vanguard FTSE Social Index Fund, concurrent with the fund’s target benchmark change.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At November 30, 2005, the cost of investment securities for tax purposes was $370,302,000. Net unrealized appreciation of investment securities for tax purposes was $44,217,000, consisting of unrealized gains of $70,482,000 on securities that had risen in value since their purchase and $26,265,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Consumer Discretionary Index Fund
Schedule of Investments
November 30, 2005

	Shares	Market Value ($000)
Common Stocks (99.7%)

Advertising Agencies (1.8%)
Omnicom Group Inc.	4,051	343
* Lamar Advertising Co. Class A	1,895	88
* Interpublic Group of Cos., Inc.	9,255	86
* R.H. Donnelley Corp.	699	44
* Valassis Communications, Inc.	1,052	32
Harte-Hanks, Inc.	1,212	32
Catalina Marketing Corp.	952	25
ADVO, Inc.	781	21

		671

Auto Parts--Aftermarket (0.6%)
Genuine Parts Co.	3,850	171
* TRW Automotive Holdings Corp.	759	19
* Keystone Automotive Industries, Inc.	418	12
Superior Industries International, Inc.	500	11
* Aftermarket Technology Corp.	473	10

		223

Auto Parts--Original Equipment (0.6%)
BorgWarner, Inc.	1,224	73
Lear Corp.	1,477	41
Dana Corp.	3,237	23
ArvinMeritor, Inc.	1,476	20
* Visteon Corp.	2,811	19
American Axle & Manufacturing Holdings, Inc.	873	18
* Tenneco Automotive, Inc.	969	17
Sauer-Danfoss, Inc.	262	5
* Hayes Lemmerz International, Inc.	577	2
* Stoneridge, Inc.	87	1

		219

Auto Trucks & Parts (0.2%)
Gentex Corp.	3,258	61
Modine Manufacturing Co.	749	25

		86

Automobiles (1.4%)
Ford Motor Co.	38,946	317
General Motors Corp.	9,958	218

		535

Building--Miscellaneous (0.0%)
* Drew Industries, Inc.	266	8

Building Materials (0.1%)
Building Materials Holding Corp.	301	25

Cable Television Services (2.0%)
* Liberty Media Corp.	59,019	453
EchoStar Communications Corp. Class A	4,742	123
* Liberty Global Inc. Class A	5,264	117
* Insight Communications Co., Inc.	1,112	13
* Charter Communications, Inc.	7,142	9
* TiVo Inc.	1,354	7

		722

Casinos & Gambling (2.7%)
Harrah's Entertainment, Inc.	3,804	259
International Game Technology	7,513	221
* MGM Mirage, Inc.	2,831	108
Station Casinos, Inc.	1,205	84
GTECH Holdings Corp.	2,535	78
Boyd Gaming Corp.	876	42
* Scientific Games Corp.	1,370	39
* Aztar Corp.	871	27
* Pinnacle Entertainment, Inc.	922	22
* Shuffle Master, Inc.	782	22
* WMS Industries, Inc.	547	14
* Alliance Gaming Corp.	1,097	13
Ameristar Casinos, Inc.	547	13
* Isle of Capri Casinos, Inc.	394	11
Churchill Downs, Inc.	263	10
* Multimedia Games Inc.	647	7
* Magna Entertainment Corp. Class A	782	6
* MTR Gaming Group Inc.	644	5
Dover Downs Gaming & Entertainment, Inc.	210	3

		984

Chemicals (0.0%)
* Exide Technologies	84	-

Commercial Information Services (0.1%)
Arbitron Inc.	687	26
* ProQuest Co.	526	15

		41

Communications & Media (5.4%)
Time Warner, Inc.	101,282	1,821
* Telewest Global, Inc.	4,266	95
* Discovery Holding Co. Class A	5,514	86
* Gemstar-TV Guide International, Inc.	5,177	14
* Entravision Communications Corp.	1,184	9

		2,025

Computer Services Software & Systems (0.0%)
* Audible, Inc.	356	5

Construction (0.0%)
Brookfield Homes Corp.	302	15

Consumer Electronics (0.5%)
Harman International Industries, Inc.	1,415	138
* Netflix.com, Inc.	996	27

		165

Consumer Products (0.7%)
Snap-On Inc.	1,276	48
American Greetings Corp. Class A	1,509	39
* Jarden Corp.	1,057	35
Tupperware Corp.	1,266	29
Matthews International Corp.	700	28
The Yankee Candle Co., Inc.	1,001	25
Warner Music Group Corp.	995	18
Blyth, Inc.	708	14
Nautilus Inc.	752	13
* RC2 Corp.	362	13
Oakley, Inc.	477	8
CSS Industries, Inc.	156	5
* Citi Trends Inc.	27	1

		276

Cosmetics (0.0%)
* Helen of Troy Ltd.	691	12

Education--Services (1.6%)
* Apollo Group, Inc. Class A	3,377	240
* Career Education Corp.	2,251	84
* ITT Educational Services, Inc.	1,010	62
* Laureate Education Inc.	958	48
* Education Management Corp.	1,378	47
Strayer Education, Inc.	322	32
* DeVry, Inc.	1,314	31
* Corinthian Colleges, Inc.	1,989	24
* Bright Horizons Family Solutions, Inc.	591	21
* Educate, Inc.	420	5

		594

Electrical--Household Appliances (0.4%)
Whirlpool Corp.	1,449	119
Maytag Corp.	1,845	33

		152

Entertainment (6.2%)
The Walt Disney Co.	44,244	1,103
Viacom Inc. Class B	30,399	1,015
* Pixar, Inc.	1,304	72
* Gaylord Entertainment Co.	903	39
International Speedway Corp.	629	34
* DreamWorks Animation SKG, Inc.	914	23
Regal Entertainment Group Class A	883	18
Speedway Motorsports, Inc.	332	13
Movie Gallery, Inc.	518	3

		2,320

Financial Information Services (0.2%)
Dow Jones & Co., Inc.	1,152	39
Interactive Data Corp.	813	18
* Morningstar, Inc.	30	1

		58

Financial Miscellaneous (0.5%)
H & R Block, Inc.	6,868	168
* Sotheby's Holdings Class A	1,012	19

		187

Funeral Parlors & Cemeteries (0.2%)
Service Corp. International	6,535	54
* Alderwoods Group, Inc.	877	13
Stewart Enterprises, Inc. Class A	2,195	11

		78

Home Building (3.8%)
D. R. Horton, Inc.	6,185	219
Centex Corp.	2,816	202
Pulte Homes, Inc.	4,795	200
Lennar Corp. Class A	2,676	154
KB HOME	1,772	124
* NVR, Inc.	137	94
* Toll Brothers, Inc.	2,559	88
Beazer Homes USA, Inc.	900	63
Ryland Group, Inc.	877	63
Standard Pacific Corp.	1,390	52
MDC Holdings, Inc.	718	49
* Hovnanian Enterprises Inc. Class A	708	35
* Meritage Corp.	517	34
* WCI Communities, Inc.	802	21
M/I Homes, Inc.	243	11
Technical Olympic USA, Inc.	414	9
Levitt Corp. Class A	369	8
* William Lyon Homes, Inc.	65	7

		1,433

Hotel/Motel (2.3%)
Starwood Hotels & Resorts Worldwide, Inc.	4,769	289
Marriott International, Inc. Class A	4,054	262
Hilton Hotels Corp.	8,047	176
* Wynn Resorts Ltd.	1,096	61
Choice Hotel International, Inc.	776	28
Orient-Express Hotel Ltd.	782	25
The Marcus Corp.	527	13

		854

Household Equipment & Products (0.7%)
Black & Decker Corp.	1,785	157
The Stanley Works	1,811	87

		244

Household Furnishings (1.2%)
Newell Rubbermaid, Inc.	6,040	139
* Mohawk Industries, Inc.	1,190	105
Leggett & Platt, Inc.	4,084	96
Ethan Allen Interiors, Inc.	679	25
Furniture Brands International Inc.	1,056	21
* Select Comfort Corp.	743	18
La-Z-Boy Inc.	1,214	16
* Tempur-Pedic International Inc.	967	11
Haverty Furniture Cos., Inc.	471	6
Libbey, Inc.	146	2
* Kirkland's, Inc.	82	1

		440

Identification Control & Filter Devices (0.2%)
Garmin Ltd.	1,287	71

Jewelry, Watches & Gems (0.4%)
Tiffany & Co.	3,160	129
* Fossil, Inc.	1,165	23
Movado Group, Inc.	460	8

		160

Leisure Time (2.3%)
Carnival Corp.	9,782	533
Royal Caribbean Cruises, Ltd.	2,445	112
* Penn National Gaming, Inc.	1,542	51
SCP Pool Corp.	1,157	45
Callaway Golf Co.	1,610	23
* Life Time Fitness, Inc.	484	19
* Vail Resorts Inc.	459	17
* Six Flags, Inc.	2,033	15
* Steiner Leisure Ltd.	349	13
* K2 Inc.	971	10
* West Marine, Inc.	405	5
* Great Wolf Resorts, Inc.	494	5
Sturm, Ruger & Co., Inc.	411	3
Action Performance Cos., Inc.	78	1

		852

Manufactured Housing (0.1%)
* Champion Enterprises, Inc.	1,645	24
Skyline Corp.	111	4
* Palm Harbor Homes, Inc.	161	3

		31

Miscellaneous Business & Consumer Discretionary (0.2%)
E.W. Scripps Co. Class A	1,806	84

Miscellaneous Materials & Processing (0.0%)
Xerium Technologies Inc.	286	3

Miscellaneous Producer Durables (0.0%)
* Blount International, Inc.	739	11

Multi-Sector Companies (1.7%)
Johnson Controls, Inc.	4,222	293
Fortune Brands, Inc.	3,211	250
Brunswick Corp.	2,030	80

		623

Office Furniture & Business Equipment (0.0%)
Kimball International, Inc. Class B	596	6

Paints & Coating (0.3%)
Sherwin-Williams Co.	2,626	115

Photography (0.4%)
Eastman Kodak Co.	6,309	151

Publishing--Miscellaneous (1.7%)
The McGraw-Hill Cos., Inc.	8,227	436
Dex Media, Inc.	1,744	47
Meredith Corp.	853	44
John Wiley & Sons Class A	813	34
Reader's Digest Association, Inc.	2,114	33
* Scholastic Corp.	749	25
* Martha Stewart Living Omnimedia, Inc.	492	10
* Playboy Enterprises, Inc. Class B	557	8
Courier Corp.	153	5
* PRIMEDIA Inc.	2,367	5

		647

Publishing--Newspapers (2.5%)
Gannett Co., Inc.	5,370	331
Tribune Co.	4,841	155
Knight Ridder	1,650	100
Washington Post Co. Class B	122	90
New York Times Co. Class A	3,010	83
Belo Corp. Class A	2,232	49
Lee Enterprises, Inc.	831	32
The McClatchy Co. Class A	448	28
Media General, Inc. Class A	458	23
Journal Register Co.	964	15
Hollinger International, Inc.	1,319	12
Journal Communications, Inc.	703	10

		928

Radio & Television Broadcasters (5.9%)
News Corp., Class A	42,122	624
Clear Channel Communications, Inc.	10,255	334
* DIRECTV Group, Inc.	16,797	222
News Corp., Class B	12,681	198
* Sirius Satellite Radio, Inc.	27,501	197
* Univision Communications Inc.	5,016	152
* XM Satellite Radio Holdings, Inc.	4,889	143
* Liberty Global, Inc. Series C	5,162	107
Westwood One, Inc.	1,632	30
* Entercom Communications Corp.	784	25
Liberty Corp.	362	17
* Cumulus Media Inc.	1,288	16
* Radio One, Inc. Class D	1,425	16
Citadel Broadcasting Corp.	1,134	15
* Emmis Communications, Inc.	687	14
Hearst-Argyle Television Inc.	569	14
* Cox Radio, Inc.	788	12
* CKX, Inc.	744	10
Sinclair Broadcast Group, Inc.	931	9
Gray Television, Inc.	901	8
* Lin TV Corp.	498	7
* Salem Communications Corp.	321	6
* Radio One, Inc.	550	6
World Wrestling Entertainment, Inc.	407	6
* Saga Communications, Inc.	355	4
* Fisher Communications, Inc.	92	4
* Regent Communications, Inc.	770	4
* Spanish Broadcasting System, Inc.	797	4
* Beasley Broadcast Group, Inc.	107	1

		2,205

Real Estate (0.0%)
* Avatar Holding, Inc.	87	5

Real Estate Investment Trusts (0.1%)
* La Quinta Corp. REIT	4,379	48

Recreational Vehicles & Boats (1.2%)
Harley-Davidson, Inc.	6,039	325
Polaris Industries, Inc.	931	46
Thor Industries, Inc.	904	35
Winnebago Industries, Inc.	727	24
* Fleetwood Enterprises, Inc.	1,121	13
Monaco Coach Corp.	696	10
Arctic Cat, Inc.	379	8
Marine Products Corp.	200	2

		463

Rent & Lease Services--Consumer (0.1%)
* Rent-A-Center, Inc.	1,632	32
Aaron Rents, Inc. Class B	913	19

		51

Restaurants (7.3%)
McDonald's Corp.	27,514	931
* Starbucks Corp.	16,914	515
Yum! Brands, Inc.	6,367	311
Wendy's International, Inc.	2,537	129
Darden Restaurants Inc.	3,341	120
Brinker International, Inc.	1,974	78
* The Cheesecake Factory Inc.	1,622	59
Outback Steakhouse, Inc.	1,424	57
* Panera Bread Co.	628	43
Applebee's International, Inc.	1,763	40
* Sonic Corp.	1,329	39
Ruby Tuesday, Inc.	1,544	38
CBRL Group, Inc.	1,002	37
* P.F. Chang's China Bistro, Inc.	558	29
* Jack in the Box Inc.	794	27
* CEC Entertainment Inc.	738	26
* Rare Hospitality International Inc.	755	24
* Red Robin Gourmet Burgers	381	21
IHOP Corp.	397	19
Bob Evans Farms, Inc.	782	19
* California Pizza Kitchen, Inc.	488	16
Domino's Pizza, Inc.	634	16
* Papa John's International, Inc.	272	15
* Texas Roadhouse, Inc.	902	14
CKE Restaurants Inc.	1,022	13
Lone Star Steakhouse & Saloon, Inc.	506	12
* Steak n Shake Co.	656	11
Landry's Restaurants, Inc.	411	11
* Ryan's Restaurant Group, Inc.	877	10
Triarc Cos., Inc. Class B	569	9
* O'Charley's Inc.	541	8
* Denny's Corp.	1,320	6
* Krispy Kreme Doughnuts, Inc.	1,246	6
AFC Enterprises, Inc.	466	6
Triarc Cos., Inc. Class A	279	5

		2,720

Retail (29.1%)
Home Depot, Inc.	47,242	1,974
Lowe's Cos., Inc.	16,236	1,096
Target Corp.	18,520	991
Best Buy Co., Inc.	9,199	444
Federated Department Stores, Inc.	5,880	379
Staples, Inc.	16,215	375
* Amazon.com, Inc.	6,782	329
* Kohl's Corp.	6,785	312
J.C. Penney Co., Inc. (Holding Co.)	5,625	295
* Sears Holdings Corp.	2,542	292
* Bed Bath & Beyond, Inc.	6,560	280
TJX Cos., Inc.	10,547	236
The Gap, Inc.	13,527	235
* Office Depot, Inc.	6,970	207
* Chico's FAS, Inc.	3,972	175
Limited Brands, Inc.	7,566	168
Nordstrom, Inc.	4,560	168
Abercrombie & Fitch Co.	1,948	119
Dollar General Corp.	6,129	116
* AutoZone Inc.	1,294	115
Michaels Stores, Inc.	2,978	111
* Advance Auto Parts, Inc.	2,420	102
* Williams-Sonoma, Inc.	2,119	92
Ross Stores, Inc.	3,254	89
Circuit City Stores, Inc.	4,166	87
* AutoNation, Inc.	4,152	86
Family Dollar Stores, Inc.	3,368	76
PETsMART, Inc.	3,169	75
Foot Locker, Inc.	3,410	74
* O'Reilly Automotive, Inc.	2,326	71
American Eagle Outfitters, Inc.	3,053	69
* Urban Outfitters, Inc.	2,116	65
RadioShack Corp.	2,777	63
* CarMax, Inc.	2,306	63
Barnes & Noble, Inc.	1,397	56
Claire's Stores, Inc.	1,950	56
* Dollar Tree Stores, Inc.	2,313	53
* AnnTaylor Stores Corp.	1,597	48
OfficeMax, Inc.	1,612	47
* Pacific Sunwear of California, Inc.	1,617	43
* Saks Inc.	2,512	42
* Tractor Supply Co.	686	37
Borders Group, Inc.	1,592	32
* Payless ShoeSource, Inc.	1,419	32
* Men's Wearhouse, Inc.	1,062	31
* Big Lots Inc.	2,500	31
* Aeropostale, Inc.	1,221	30
* Zale Corp.	1,086	30
Dillard's Inc.	1,428	30
* Charming Shoppes, Inc.	2,514	30
* Guitar Center, Inc.	556	29
* Coldwater Creek Inc.	906	28
* Dick's Sporting Goods, Inc.	791	28
* Hibbett Sporting Goods, Inc.	926	28
* Linens 'n Things, Inc.	931	24
Pier 1 Imports Inc.	1,860	24
* GameStop Corp Class A	702	24
* PETCO Animal Supplies, Inc.	1,069	23
* Too Inc.	716	23
* Insight Enterprises, Inc.	1,087	23
* Genesco, Inc.	560	22
* The Children's Place Retail Stores, Inc.	438	22
Burlington Coat Factory Warehouse Corp.	502	20
Brown Shoe Co., Inc.	468	19
* The Sports Authority, Inc.	583	18
The Pep Boys (Manny, Moe & Jack)	1,245	18
Cato Corp. Class A	821	18
Stage Stores, Inc.	591	18
* ShopKo Stores, Inc.	611	18
* The Pantry, Inc.	424	17
Tuesday Morning Corp.	622	17
* Gamestop Corp Class B	517	16
United Auto Group, Inc.	462	16
* Hot Topic, Inc.	965	15
* The Dress Barn, Inc.	443	15
Sonic Automotive, Inc.	709	15
Talbots Inc.	541	15
* CSK Auto Corp.	950	15
* Group 1 Automotive, Inc.	469	14
* The Gymboree Corp.	632	14
* Overstock.com, Inc.	347	13
Lithia Motors, Inc.	409	12
* MarineMax, Inc.	444	12
Fred's, Inc.	699	12
Christopher & Banks Corp.	761	11
Stein Mart, Inc.	642	11
* Cabela's Inc.	586	10
* priceline.com, Inc.	418	10
* J. Jill Group, Inc.	514	9
Blockbuster Inc. Class A	2,405	9
* 99 Cents Only Stores	920	9
Big 5 Sporting Goods Corp.	352	8
* Stamps.com Inc.	325	8
* Cost Plus, Inc.	387	7
* Build-A-Bear-Workshop, Inc.	241	7
* Jo-Ann Stores, Inc.	528	7
* ValueVision Media, Inc.	589	7
* Asbury Automotive Group, Inc.	390	6
* Blue Nile Inc.	156	6
* Conn's, Inc.	181	6
The Buckle, Inc.	185	6
Handleman Co.	424	6
* GSI Commerce, Inc.	342	6
* Charlotte Russe Holding Inc.	297	5
Blockbuster Inc. Class B	1,568	5
Deb Shops, Inc.	178	5
* New York & Co., Inc.	296	5
* Jos. A. Bank Clothiers, Inc.	94	5
* 1-800-FLOWERS.COM, Inc.	670	5
bebe stores, inc	279	4
Russ Berrie and Co., Inc.	345	4
* drugstore.com, Inc.	1,086	3
* A.C. Moore Arts & Crafts, Inc.	225	3
* Volcom, Inc.	73	2
* Zumiez Inc.	52	2
* FTD Group, Inc.	120	1
* 1-800 Contacts, Inc.	39	-
* Sharper Image Corp.	23	-

		10,900

Services--Commercial (4.4%)
* eBay Inc.	22,341	1,001
* IAC/InterActiveCorp	5,882	162
* Expedia, Inc.	5,881	146
* Getty Images, Inc.	1,139	104
ServiceMaster Co.	6,385	76
* Weight Watchers International, Inc.	901	43
Regis Corp.	975	39
Jackson Hewitt Tax Service Inc.	827	20
* Nutri/System Inc.	289	11
Pre-Paid Legal Services, Inc.	221	9
UniFirst Corp.	291	9
* Vertrue Inc.	196	7
* Source Interlink Cos., Inc.	626	7
Ambassadors Group, Inc.	272	7
* 4Kids Entertainment Inc.	369	6
* Harris Interactive Inc.	1,205	5

		1,652

Shoes (1.5%)
NIKE, Inc. Class B	4,097	349
Reebok International Ltd.	1,054	61
* Timberland Co.	1,274	42
Wolverine World Wide, Inc.	1,223	27
Finish Line, Inc.	1,054	18
K-Swiss, Inc.	566	18
The Stride Rite Corp.	789	11
Steven Madden, Ltd.	366	10
* Skechers U.S.A., Inc.	527	8
Kenneth Cole Productions, Inc.	246	7
* DSW Inc. Class A	252	6

		557

Telecommunications Equipment (0.0%)
* Audiovox Corp.	412	6

Textile Products (0.0%)
* Interface, Inc.	1,030	9

Textile--Apparel Manufacturing (2.3%)
* Coach, Inc.	8,300	286
VF Corp.	1,980	112
Liz Claiborne, Inc.	2,406	84
Jones Apparel Group, Inc.	2,682	77
Polo Ralph Lauren Corp.	1,299	70
* Tommy Hilfiger Corp.	2,096	38
* Quiksilver, Inc.	2,771	34
* Carter's, Inc.	464	28
Phillips-Van Heusen Corp.	810	27
* The Warnaco Group, Inc.	948	23
Oxford Industries, Inc.	314	18
Kellwood Co.	707	16
* Columbia Sportswear Co.	333	15
* Guess ?, Inc.	345	12
Russell Corp.	618	10

		850

Tires & Rubber (0.2%)
* The Goodyear Tire & Rubber Co.	3,589	61
Cooper Tire & Rubber Co.	1,555	23
Bandag, Inc.	102	4
Bandag, Inc. Class A	115	4

		92

Toys (0.7%)
Mattel, Inc.	9,028	150
Hasbro, Inc.	3,636	74
* Marvel Entertainment, Inc.	1,886	31
* JAKKS Pacific, Inc.	616	13
* Leapfrog Enterprises, Inc.	641	8

		276

Utilities--Cable Television & Radio (3.6%)
* Comcast Corp. Class A	28,538	753
* Comcast Corp. Special Class A	18,149	472
* Cablevision Systems NY Group Class A	4,913	116
* Mediacom Communications Corp.	1,416	7

		1,348

Utilities--Telecommunications (0.2%)
* NTL Inc.	1,511	88
* RCN Corp.	236	5

		93

Wholesalers (0.1%)
* LKQ Corp.	484	16
* Prestige Brands Holdings Inc.	399	5
* Earle M. Jorgensen Co.	39	-

		21

Total Common Stocks
(Cost $39,093)		37,350

Temporary Cash Investment (0.1%)

** Vanguard Market Liquidity Fund, 4.048%
(Cost $26)	25,573	26

Total Investments (99.8%)
(Cost $39,119)		37,376

Other Assets and Liabilities--Net (0.2%)		59

Net Assets (100%)		37,435

*Non-income-producing security.
**Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
Rate shown is the 7-day yield.
REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At November 30, 2005, the cost of investment securities for tax purposes was $39,119,000. Net unrealized depreciation of investment securities for tax purposes was $1,743,000, consisting of unrealized gains of $582,000 on securities that had risen in value since their purchase and $2,325,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Consumer Staples Index Fund
Schedule of Investments
November 30, 2005

	Shares	Market Value ($000)

Common Stocks (99.8%)

Agriculture--Fish & Ranch (1.1%)
Bunge Ltd.	10,585	566
Delta & Pine Land Co.	7,358	173
* Gold Kist Inc.	8,231	131
Alico, Inc.	2,699	124

		994

Beverage--Brewer & Wineries (4.3%)
Anheuser-Busch Cos., Inc.	61,989	2,711
* Constellation Brands, Inc. Class A	19,787	467
Molson Coors Brewing Co. Class B	6,977	465
* Boston Beer Co., Inc. Class A	4,859	132

		3,775

Beverage--Distillers (0.4%)
Brown-Forman Corp. Class B	4,708	324

Beverage--Soft Drinks (13.6%)
PepsiCo, Inc.	92,236	5,460
The Coca-Cola Co.	114,645	4,894
Coca-Cola Enterprises, Inc.	25,575	492
The Pepsi Bottling Group, Inc.	14,897	439
PepsiAmericas, Inc.	9,894	226
* Hansen Natural Corp.	2,602	202
* Peet's Coffee & Tea Inc.	4,693	146
Coca-Cola Bottling Co.	2,751	127
Farmer Brothers, Inc.	6,114	125

		12,111

Chemicals (0.4%)
* Energizer Holdings, Inc.	7,017	370

Consumer Products (3.8%)
Kimberly-Clark Corp.	38,300	2,259
Alberto-Culver Co. Class B	8,475	369
* Spectrum Brands Inc.	9,029	163
* Playtex Products, Inc.	11,016	154
* USANA Health Sciences, Inc.	3,735	147
The Topps Co., Inc.	16,854	134
Mannatech, Inc.	9,879	129

		3,355

Cosmetics (2.2%)
Avon Products, Inc.	40,048	1,095
Estee Lauder Cos. Class A	13,045	431
Nu Skin Enterprises, Inc.	10,340	180
* Elizabeth Arden, Inc.	7,667	146
* Revlon, Inc. Class A	51,625	129

		1,981

Drug & Grocery Store Chains (12.3%)
Walgreen Co.	79,985	3,654
CVS Corp.	66,139	1,787
* The Kroger Co.	58,324	1,135
Safeway, Inc.	38,981	906
Whole Foods Market, Inc.	5,883	866
Albertson's, Inc.	28,549	671
SuperValu Inc.	13,651	447
* Rite Aid Corp.	70,313	259
Longs Drug Stores, Inc.	4,645	198
Casey's General Stores, Inc.	8,333	192
Ruddick Corp.	8,047	163
* The Great Atlantic & Pacific Tea Co., Inc.	5,124	155
Weis Markets, Inc.	3,448	145
* Wild Oats Markets Inc.	11,083	134
Ingles Markets, Inc.	7,740	130
Arden Group Inc. Class A	1,447	126

		10,968

Drugs & Pharmaceuticals (0.2%)
* Chattem, Inc.	4,700	149

Foods (17.1%)
Sysco Corp.	51,763	1,673
General Mills, Inc.	27,233	1,294
Sara Lee Corp.	66,382	1,199
H.J. Heinz Co.	29,174	1,013
Kellogg Co.	22,545	994
ConAgra Foods, Inc.	44,764	962
Wm. Wrigley Jr. Co.	12,557	861
The Hershey Co.	15,378	834
Kraft Foods Inc.	23,356	676
Campbell Soup Co.	20,853	630
* Dean Foods Co.	14,362	549
Tyson Foods, Inc.	23,905	402
McCormick & Co., Inc.	12,637	395
J.M. Smucker Co.	6,789	308
* Smithfield Foods, Inc.	10,500	307
Hormel Foods Corp.	9,229	303
* Del Monte Foods Co.	26,151	258
Pilgrim's Pride Corp.	6,858	219
Flowers Foods, Inc.	8,197	213
* Ralcorp Holdings, Inc.	4,825	201
* NBTY, Inc.	10,011	196
* Performance Food Group Co.	6,749	192
Seaboard Corp.	100	172
Chiquita Brands International, Inc.	8,225	171
* Herbalife Ltd.	5,854	169
* Hain Celestial Group, Inc.	7,457	167
Tootsie Roll Industries, Inc.	5,324	161
* TreeHouse Foods Inc.	7,979	157
Sanderson Farms, Inc.	4,290	153
J & J Snack Foods Corp.	2,386	145
Lance, Inc.	7,766	142
Premium Standard Farms Inc.	5,036	84

		15,200

Medical & Dental Instruments & Supplies (0.0%)
* LifeCell Corp.	1,600	29

Metals & Minerals & Commodities (0.2%)
WD-40 Co.	5,133	141

Milling--Fruit & Grain Producers (1.6%)
Archer-Daniels-Midland Co.	49,660	1,171
Corn Products International, Inc.	10,413	232

		1,403

Multi-Sector Companies (0.2%)

Lancaster Colony Corp.	5,004	195

Retail (11.0%)
Wal-Mart Stores, Inc.	148,956	7,233
Costco Wholesale Corp.	38,818	1,940
* BJ's Wholesale Club, Inc.	9,222	244
* United Natural Foods, Inc.	6,668	187
* Central Garden and Pet Co.	3,939	173

		9,777

Soap & Household Chemicals (18.2%)
The Procter & Gamble Co.	225,857	12,917
Colgate-Palmolive Co.	41,773	2,278
The Clorox Co.	13,615	739
Church & Dwight, Inc.	8,265	275

		16,209

Tobacco (13.0%)
Altria Group, Inc.	129,965	9,460
Reynolds American Inc.	7,997	712
UST, Inc.	15,320	591
Carolina Group	8,832	356
Universal Corp. (VA)	4,762	192
Alliance One International, Inc.	44,127	135
Vector Group Ltd.	7,024	132

		11,578

Wholesale & International Trade (0.2%)
* Central European Distribution Corp.	3,733	163

Total Common Stocks
(Cost $85,719)	88,722

Temporary Cash Investment (0.1%)

** Vanguard Market Liquidity Fund, 4.048%
(Cost $75)	75,153	75

Total Investments (99.9%)
(Cost $85,794)		88,797

Other Assets and Liabilities--Net (0.1%)		66

Net Assets (100%)		88,863

*Non-income-producing security.
**Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At November 30, 2005, the cost of investment securities for tax purposes was $85,794,000. Net unrealized appreciation of investment securities for tax purposes was $3,003,000, consisting of unrealized gains of $5,214,000 on securities that had risen in value since their purchase and $2,211,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Energy Index Fund
Schedule of Investments
November 30, 2005

	Shares	Market Value ($000)

Common Stocks (99.7%)

Air Transportation (0.1%)
* Offshore Logistics, Inc.	6,672	205

Coal (2.3%)
Peabody Energy Corp.	28,674	2,261
CONSOL Energy, Inc.	20,263	1,311
Arch Coal, Inc.	14,445	1,113
Massey Energy Co.	17,543	666
Foundation Coal Holdings, Inc.	9,304	331
* James River Coal Co.	3,171	135

		5,817

Energy Miscellaneous (4.4%)
Valero Energy Corp.	62,974	6,058
Sunoco, Inc.	30,194	2,331
Tesoro Petroleum Corp.	15,603	859
Holly Corp.	5,506	335
Penn Virginia Corp.	5,137	306
* Veritas DGC Inc.	9,043	296
* TETRA Technologies, Inc.	9,545	280
* KFX, Inc.	15,149	192
Crosstex Energy, Inc.	2,210	144
* Syntroleum Corp.	16,555	134

		10,935

Machinery--Oil Well Equipment &Services (19.6%)
Schlumberger Ltd.	127,860	12,240
Halliburton Co.	110,094	7,008
Baker Hughes, Inc.	74,282	4,260
BJ Services Co.	71,606	2,624
* Nabors Industries, Inc.	34,993	2,450
* Weatherford International Ltd.	34,900	2,426
* National Oilwell Varco Inc.	37,765	2,289
Noble Corp.	30,030	2,164
Smith International, Inc.	47,038	1,778
Patterson-UTI Energy, Inc.	36,943	1,154
* Grant Prideco, Inc.	28,106	1,079
* Pride International, Inc.	35,793	1,066
* Cooper Cameron Corp.	12,551	999
Rowan Cos., Inc.	24,807	890
Helmerich & Payne, Inc.	12,036	698
* Cal Dive International, Inc.	9,056	658
* FMC Technologies Inc.	15,512	637
* Superior Energy Services, Inc.	18,060	393
* Oceaneering International, Inc.	6,869	350
* Hydrill Co.	5,358	343
* Hanover Compressor Co.	24,284	328
* Core Laboratories NV	8,428	308
* SEACOR Holdings Inc.	4,561	307
CARBO Ceramics Inc.	4,922	290
* Global Industries Ltd.	23,337	277
* Oil States International, Inc.	7,902	269
* W-H Energy Services, Inc.	7,999	267
* Parker Drilling Co.	28,070	266
* Universal Compression Holdings, Inc.	5,347	216
RPC Inc.	6,398	212
* Newpark Resources, Inc.	27,255	200
* Hornbeck Offshore Services, Inc.	6,039	198
* Dril-Quip, Inc.	3,568	182
* Input/Output, Inc.	23,817	177
Lufkin Industries	78	3

		49,006

Metal Fabricating (0.4%)
* Maverick Tube Corp.	12,641	481
* Lone Star Technologies, Inc.	5,569	273
* NS Group Inc.	6,014	247

		1,001

Miscellaneous Materials & Processing (0.1%)
USEC Inc.	25,102	276

Offshore Drilling (3.9%)
* Transocean Inc.	71,404	4,558
GlobalSantaFe Corp.	49,971	2,267
ENSCO International, Inc.	33,700	1,596
Diamond Offshore Drilling, Inc.	14,739	922
* Atwood Oceanics, Inc.	3,765	267
* Bois d'Arc Energy, Inc.	4,319	68

		9,678

Oil--Crude Producers (21.5%)
Burlington Resources, Inc.	83,931	6,064
Devon Energy Corp.	97,496	5,869
Apache Corp.	71,752	4,684
Anadarko Petroleum Corp.	51,127	4,633
EOG Resources, Inc.	51,960	3,728
XTO Energy, Inc.	75,397	3,068
Kerr-McGee Corp.	24,322	2,103
Chesapeake Energy Corp.	70,987	2,055
* Ultra Petroleum Corp.	33,698	1,812
Pioneer Natural Resources Co.	31,882	1,624
Noble Energy, Inc.	38,553	1,441
* Southwestern Energy Co.	36,728	1,251
* Newfield Exploration Co.	26,365	1,220
Range Resources Corp.	19,911	741
* Plains Exploration & Production Co.	17,162	728
* Cimarex Energy Co.	18,670	726
Vintage Petroleum, Inc.	13,512	708
Pogo Producing Co.	14,191	695
Todco Class A	14,564	605
* Denbury Resources, Inc.	26,736	605
* Forest Oil Corp.	12,860	576
* Unit Corp.	9,583	519
St. Mary Land & Exploration Co.	13,974	498
Cabot Oil & Gas Corp.	11,768	497
* Spinnaker Exploration Co.	7,592	496
Frontier Oil Corp.	12,708	479
* Cheniere Energy, Inc.	12,680	454
* Quicksilver Resources, Inc.	10,363	392
* Houston Exploration Co.	7,165	392
* Whiting Petroleum Corp.	8,900	369
* Grey Wolf, Inc.	48,061	361
* Swift Energy Co.	7,480	346
* Encore Acquisition Co.	10,865	337
* Comstock Resources, Inc.	10,815	332
* Bill Barrett Corp.	7,905	310
* Stone Energy Corp.	6,376	283
Berry Petroleum Class A	4,918	281
* ATP Oil & Gas Corp.	6,304	228
* Energy Partners, Ltd.	9,812	227
* Atlas America, Inc.	3,982	225
* Remington Oil & Gas Corp.	6,534	219
* Pioneer Drilling Co.	11,692	205
* Petroleum Development Corp.	5,423	183
* Warren Resources Inc.	10,321	162
* Petrohawk Energy Corp.	10,596	141
* The Meridian Resource Corp.	33,352	137
* Harvest Natural Resources, Inc.	14,604	134
Resource America, Inc.	7,585	127
* Endeavor International Corp.	28,491	103
* Brigham Exploration Co.	6,054	74
W&T Offshore, Inc.	2,179	64
* Goodrich Petroleum Corp.	2,570	59
* GeoGlobal Resources Inc.	5,787	49
* Carrizo Oil & Gas, Inc.	1,142	29
* PetroQuest Energy, Inc.	745	7

		53,655

Oils--Integrated Domestic (10.7%)
ConocoPhillips Co.	249,149	15,076
Occidental Petroleum Corp.	86,711	6,876
Amerada Hess Corp.	18,262	2,237
Murphy Oil Corp.	36,684	1,814
* KCS Energy, Inc.	13,298	348
* Delta Petroleum Corp.	11,053	178
* Giant Industries, Inc.	9	-

		26,529

Oils--Integrated International (32.9%)
ExxonMobil Corp.	901,953	52,340
Chevron Corp.	433,144	24,824
Marathon Oil Corp.	79,470	4,712

		81,876

Services--Commercial (0.1%)
World Fuel Services Corp.	7,734	266

Shipping (0.5%)
OMI Corp.	21,755	422
Overseas Shipholding Group Inc.	7,082	361
General Maritime Corp.	6,707	259
* Gulfmark Offshore, Inc.	5,330	178

		1,220

Transportation Miscellaneous (0.2%)
Tidewater Inc.	13,478	609

Utilities--Gas Distribution (1.2%)
Kinder Morgan, Inc.	21,458	1,944
Western Gas Resources, Inc.	13,187	629
* Kinder Morgan Management, LLC	9,733	466

		3,039

Utilities--Gas Pipelines (1.8%)
Williams Cos., Inc.	125,916	2,707
El Paso Corp.	147,011	1,616
* Enbridge Energy Management LLC	3,286	155

		4,478

Total Common Stocks
(Cost $221,495)		248,590

Other Assets and Liabilities--Net (0.3%)		833

Net Assets (100%)		249,423

*Non-income-producing security

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At November 30, 2005, the cost of investment securities for tax purposes was $221,495,000. Net unrealized appreciation of investment securities for tax purposes was $27,095,000, consisting of unrealized gains of $28,502,000 on securities that had risen in value since their purchase and $1,407,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Financials Index Fund
Schedule of Investments
November 30, 2005

	Shares	Market Value ($000)

Common Stocks (100.4%)

Banks--New York City (5.3%)
JPMorgan Chase & Co.	69,501	2,658
The Bank of New York Co., Inc.	15,250	494
* Signature Bank	538	15

		3,167

Banks--Outside New York City (27.5%)
Bank of America Corp.	79,494	3,648
Wells Fargo & Co.	33,397	2,099
Wachovia Corp.	31,207	1,666
U.S. Bancorp	36,160	1,095
SunTrust Banks, Inc.	6,814	496
BB& T Corp.	10,818	460
National City Corp.	12,615	428
State Street Corp.	6,546	378
Fifth Third Bancorp	9,352	377
PNC Financial Services Group	5,824	371
Regions Financial Corp.	8,655	292
Mellon Financial Corp.	8,273	278
KeyCorp	8,225	273
North Fork Bancorp, Inc.	9,465	256
Comerica, Inc.	3,309	191
Northern Trust Corp.	3,541	187
AmSouth Bancorp	6,933	184
Marshall & Ilsley Corp.	3,909	168
M & T Bank Corp.	1,380	149
Synovus Financial Corp.	4,985	140
Zions Bancorp	1,804	136
Compass Bancshares Inc.	2,376	115
Popular, Inc.	5,132	114
Huntington Bancshares Inc.	4,471	107
Commerce Bancorp, Inc.	3,111	105
Mercantile Bankshares Corp.	1,634	97
First Horizon National Corp.	2,400	93
Associated Banc-Corp	2,483	81
UnionBanCal Corp.	1,176	81
Colonial BancGroup, Inc.	2,760	69
TCF Financial Corp.	2,453	67
Commerce Bancshares, Inc.	1,210	63
City National Corp.	839	61
Sky Financial Group, Inc.	1,938	58
Bank of Hawaii Corp.	1,103	57
Fulton Financial Corp.	3,275	57
Investors Financial Services Corp.	1,357	51
Wilmington Trust Corp.	1,245	50
Valley National Bancorp	2,041	50
Cullen/Frost Bankers, Inc.	929	50
TD Banknorth, Inc.	1,593	47
The South Financial Group, Inc.	1,427	42
FirstMerit Corp.	1,562	42
East West Bancorp, Inc.	1,086	41
Hudson United Bancorp	904	38
Westamerica Bancorporation	681	37
Cathay General Bancorp	944	36
Whitney Holdings Corp.	1,217	36
* SVB Financial Group	734	35
First Midwest Bancorp, Inc.	873	33
Pacific Capital Bancorp	870	32
UCBH Holdings, Inc.	1,835	32
BancorpSouth, Inc.	1,409	32
Old National Bancorp	1,369	30
Amegy Bancorporation, Inc.	1,229	29
Chittenden Corp.	955	28
Trustmark Corp.	964	28
International Bancshares Corp.	911	27
United Bankshares, Inc.	719	27
Wintrust Financial Corp.	481	27
Greater Bay Bancorp	1,014	27
Texas Regional Bancshares, Inc.	836	24
Susquehanna Bancshares, Inc.	975	24
Park National Corp.	224	24
Umpqua Holdings Corp.	884	23
Provident Bankshares Corp.	636	23
Citizens Banking Corp.	718	21
Central Pacific Financial Co.	567	21
First Citizens BancShares Class A	109	20
Glacier Bancorp, Inc.	606	20
United Community Banks, Inc.	683	20
TrustCo Bank NY	1,479	19
Boston Private Financial Holdings, Inc.	615	19
BOK Financial Corp.	400	19
Corus Bankshares Inc.	323	19
Republic Bancorp, Inc.	1,510	19
Hancock Holding Co.	484	19
CVB Financial Corp.	904	18
Doral Financial Corp.	1,777	18
First BanCorp Puerto Rico	1,467	18
Alabama National BanCorporation	262	17
S & T Bancorp, Inc.	443	17
First Commonwealth Financial Corp.	1,224	16
National Penn Bancshares Inc.	780	16
* Piper Jaffray Cos., Inc.	401	16
MB Financial, Inc.	421	16
Amcore Financial, Inc.	504	16
First Charter Corp.	627	16
Chemical Financial Corp.	485	16
Frontier Financial Corp.	476	15
UMB Financial Corp.	232	15
Gold Banc Corp., Inc.	839	15
First Community Bancorp	291	15
NBT Bancorp, Inc.	658	15
Sterling Bancshares, Inc.	924	14
Hanmi Financial Corp.	769	14
Westbanco Inc.	434	14
Community Banks, Inc.	473	14
First Financial Bancorp	695	13
City Holding Co.	357	13
PrivateBancorp, Inc.	334	12
Community Bank System, Inc.	498	12
First Financial Bankshares, Inc.	316	12
Mid-State Bancshares	418	12
Independent Bank Corp. (MI)	363	11
Unizan Financial Corp.	392	10
Sandy Spring Bancorp, Inc.	271	10
Old Second Bancorp, Inc.	296	10
Harleysville National Corp.	465	10
Sterling Financial Corp. (PA)	456	10
Prosperity Bancshares, Inc.	310	9
Capital City Bank Group, Inc.	242	9
Capitol Bancorp Ltd.	233	9
Main Street Banks, Inc.	311	9
First Merchants Corp.	332	9
Bank of the Ozarks, Inc.	224	8
Midwest Banc Holdings, Inc.	352	8
Community Trust Bancorp Inc.	239	8
Irwin Financial Corp.	344	8
Columbia Banking System, Inc.	261	7
Independent Bank Corp. (MA)	254	7
Union Bankshares Corp.	154	7
West Coast Bancorp	280	7
* Franklin Bank Corp.	383	7
Washington Trust Bancorp, Inc.	250	7
First Source Corp.	266	7
R & G Financial Corp. Class B	524	7
Simmons First National Corp.	236	7
Suffolk Bancorp	195	6
First Busey Corp.	304	6
Integra Bank Corp.	293	6
Tompkins Trustco, Inc.	135	6
Banner Corp.	191	6
* Texas Capital Bancshares, Inc.	248	6
Univest Corp. of Pennsylvania	226	6
First Community Bancshares, Inc.	186	6
CoBiz Inc.	301	6
First Financial Corp. (IN)	208	6
Omega Financial Corp.	192	6
Seacoast Banking Corp. of Florida	228	6
CityBank Lynnwood (WA)	160	5
U.S.B. Holding Co., Inc.	246	5
Oriental Financial Group Inc.	400	5
S.Y. Bancorp, Inc.	222	5
Peoples Bancorp, Inc.	173	5
First Bancorp (NC)	221	5
Arrow Financial Corp.	168	5
Renasant Corp.	147	5
Lakeland Bancorp, Inc.	284	4
Republic Bancorp, Inc. Class A	208	4
BancFirst Corp.	52	4
First Oak Brook Bancshares, Inc.	144	4
Clifton Savings Bancorp, Inc.	363	4
Placer Sierra Bancshares	126	4
Financial Institutions, Inc.	170	3
Royal Bancshares of Pennsylvania, Inc.	126	3
Bank of Granite Corp.	143	3
* BankFinancial Corp.	182	3
* Western Alliance Bancorp	58	2

		16,494

Diversified Financial Services (18.9%)
Citigroup, Inc.	102,289	4,966
Merrill Lynch & Co., Inc.	17,359	1,153
American Express Co.	22,096	1,136
Morgan Stanley	19,339	1,084
The Goldman Sachs Group, Inc.	7,819	1,008
MetLife, Inc.	14,965	770
Marsh & McLennan Cos., Inc.	10,208	315
The Chicago Mercantile Exchange	679	240
CIT Group Inc.	3,990	197
Ameriprise Financial, Inc.	4,504	189
Leucadia National Corp.	1,627	77
* CB Richard Ellis Group, Inc.	1,249	69
* Nasdaq Stock Market Inc.	1,102	43
Jones Lang Lasalle Inc.	682	34
F.N.B. Corp.	1,124	21
* USI Holdings Corp.	958	13
Greenhill & Co., Inc.	208	11

		11,326

Finance Companies (0.8%)
Capital One Financial Corp.	5,739	477
* Accredited Home Lenders Holding Co.	316	14
* International Securities Exchange, Inc.	217	6
* World Acceptance Corp.	158	4

		501

Finance--Small Loan (1.0%)
SLM Corp.	8,260	434
* AmeriCredit Corp.	2,971	74
The First Marblehead Corp.	636	22
Student Loan Corp.	85	18
* Nelnet, Inc.	348	13
Advance America Cash Advance Centers Inc.	729	9
* Encore Capital Group, Inc.	273	4
* Collegiate Funding Services, Inc.	237	4

		578

Financial Data Processing Services (0.1%)
* CompuCredit Corp.	361	14
* TNS Inc.	416	8
* eSPEED, Inc. Class A	824	7

		29

Financial Information Services (0.5%)
Moody's Corp.	5,072	305

Financial Miscellaneous (5.8%)
Fannie Mae	19,149	920
Freddie Mac	13,623	851
MBNA Corp.	23,642	633
MBIA, Inc.	2,652	164
Ambac Financial Group, Inc.	2,116	162
Fidelity National Financial, Inc.	3,325	126
MGIC Investment Corp.	1,840	120
Radian Group, Inc.	1,686	95
First American Corp.	1,632	77
Brown & Brown, Inc.	2,366	69
Nationwide Financial Services, Inc.	1,137	48
CapitalSource Inc.	1,640	39
LandAmerica Financial Group, Inc.	356	23
Stewart Information Services Corp.	359	18
* Metris Cos., Inc.	1,203	18
Cash America International Inc.	587	13
Fidelity National Title Group, Inc. Class A	572	13
Financial Federal Corp.	320	13
* WFS Financial, Inc.	155	12
Advanta Corp. Class B	312	10
* Triad Guaranty, Inc.	178	8
WSFS Financial Corp.	120	8
* Asset Acceptance Capital Corp.	330	7
Sterling Bancorp	332	7
Federal Agricultural Mortgage Corp. Class C	170	5
* Primus Guaranty, Ltd.	230	2

		3,461

Insurance--Life (2.4%)
Prudential Financial, Inc.	10,110	783
The Principal Financial Group, Inc.	5,533	280
Jefferson-Pilot Corp.	2,730	152
* Conseco, Inc.	3,012	67
AmerUs Group Co.	789	46
Delphi Financial Group, Inc.	546	26
The Phoenix Cos., Inc.	1,814	25
Scottish Re Group Ltd.	605	15
* Universal American Financial Corp.	704	10
National Western Life Insurance Co. Class A	41	9
Presidential Life Corp.	432	8
American Equity Investment Life Holding Co.	631	7
* Citizens, Inc.	399	2

		1,430

Insurance--Multiline (12.4%)
American International Group, Inc.	43,639	2,930
The Allstate Corp.	12,344	693
The St. Paul Travelers, Cos. Inc.	13,364	622
The Hartford Financial Services Group Inc.	5,971	522
AFLAC Inc.	9,926	476
Loews Corp.	2,571	248
Genworth Financial Inc.	6,500	224
Aon Corp.	5,429	198
Lincoln National Corp.	3,482	181
Cincinnati Financial Corp.	3,176	141
SAFECO Corp.	2,507	141
UnumProvident Corp.	5,964	131
Torchmark Corp.	2,134	115
Assurant, Inc.	2,377	105
Old Republic International Corp.	3,526	94
Protective Life Corp.	1,321	58
* Markel Corp.	183	58
Arthur J. Gallagher & Co.	1,898	58
StanCorp Financial Group, Inc.	556	57
Unitrin, Inc.	956	45
Allmerica Financial Corp.	1,078	43
American Financial Group, Inc.	881	33
Reinsurance Group of America, Inc.	623	29
* Alleghany Corp.	100	29
Assured Guaranty Ltd.	1,109	29
Zenith National Insurance Corp.	613	29
Hilb, Rogal and Hamilton Co.	648	25
UICI	660	24
Max Re Capital Ltd.	826	22
Aspen Insurance Holdings Ltd.	862	22
Horace Mann Educators Corp.	883	17
Alfa Corp.	794	14
FBL Financial Group, Inc. Class A	235	7
* CNA Surety Corp.	437	6
* Quanta Capital Holdings Ltd.	988	4
Crawford & Co. Class B	266	2

		7,432

Insurance--Property-Casualty (4.5%)
Progressive Corp. of Ohio	3,706	456
The Chubb Corp.	3,933	381
ACE Ltd.	6,187	343
XL Capital Ltd. Class A	2,834	188
Everest Re Group, Ltd.	1,241	130
W.R. Berkley Corp.	2,293	107
White Mountains Insurance Group Inc.	155	94
PartnerRe Ltd.	1,141	78
The PMI Group Inc.	1,870	76
Axis Capital Holdings Ltd.	2,171	66
HCC Insurance Holdings, Inc.	2,089	64
RenaissanceRe Holdings Ltd.	1,359	61
Mercury General Corp.	678	40
Endurance Specialty Holdings Ltd.	1,127	39
* Philadelphia Consolidated Holding Corp.	394	38
Transatlantic Holdings, Inc.	541	38
Ohio Casualty Corp.	1,276	38
* Arch Capital Group Ltd.	631	33
Selective Insurance Group	584	33
Montpelier Re Holdings Ltd.	1,622	32
Fremont General Corp.	1,350	32
* ProAssurance Corp.	609	30
Erie Indemnity Co. Class A	569	30
Platinum Underwriters Holdings, Ltd.	939	29
IPC Holdings Ltd.	979	29
* Covanta Holding Corp.	2,148	28
Commerce Group, Inc.	468	27
R.L.I. Corp.	425	22
* Argonaut Group, Inc.	663	21
Infinity Property & Casualty Corp.	430	16
United Fire & Casualty Co.	303	14
* Navigators Group, Inc.	242	10
State Auto Financial Corp.	282	10
Midland Co.	248	9
21st Century Insurance Group	497	9
* United America Indemnity, Ltd.	426	8
Odyssey Re Holdings Corp.	295	8
PXRE Group Ltd.	568	7
Harleysville Group, Inc.	248	7
Bristol West Holdings, Inc.	302	6
Safety Insurance Group, Inc.	137	6
Direct General Corp.	304	5
Baldwin & Lyons, Inc. Class B	170	4
* PMA Capital Corp. Class A	117	1
National Interstate Corp.	4	-

		2,703

Investment Management Companies (1.2%)
T. Rowe Price Group Inc.	2,355	169
Janus Capital Group Inc.	4,409	85
Allied Capital Corp.	2,670	81
Federated Investors, Inc.	1,738	63
Eaton Vance Corp.	2,297	63
SEI Investments Co.	1,350	55
* Affiliated Managers Group, Inc.	679	53
Waddell & Reed Financial, Inc.	1,702	36
National Financial Partners Corp.	648	33
BlackRock, Inc.	293	32
MCG Capital Corp.	964	14
Calamos Asset Management, Inc.	446	12
W.P. Stewart & Co., Ltd.	415	10
Capital Southwest Corp.	59	5
Gamco Investors Inc. Class A	119	5
Cohen & Steers, Inc.	178	3
		719

Multi-Sector Companies (0.8%)
* Berkshire Hathaway Inc. Class B	164	485

Real Estate (0.3%)
The St. Joe Co.	1,469	98
Forest City Enterprise Class A	1,281	50
* Trammell Crow Co.	634	16
* Tejon Ranch Co.	202	8
* HouseValues, Inc.	241	3

		175

Real Estate Investment Trusts (10.3%)
Simon Property Group, Inc. REIT	4,206	325
Equity Office Properties Trust REIT	8,228	256
Equity Residential REIT	5,791	236
ProLogis REIT	4,823	219
Vornado Realty Trust REIT	2,526	216
General Growth Properties Inc. REIT	4,573	209
Archstone-Smith Trust REIT	4,245	177
Boston Properties, Inc. REIT	2,223	167
Plum Creek Timber Co. Inc. REIT	3,708	144
Avalonbay Communities, Inc. REIT	1,471	134
Kimco Realty Corp. REIT	3,884	122
Host Marriott Corp. REIT	6,736	121
Public Storage, Inc. REIT	1,679	119
Duke Realty Corp. REIT	2,900	99
Developers Diversified Realty Corp. REIT	2,095	95
iStar Financial Inc. REIT	2,271	84
The Macerich Co. REIT	1,202	82
AMB Property Corp. REIT	1,689	79
Liberty Property Trust REIT	1,761	75
Apartment Investment & Management Co. Class A REIT	1,923	74
Regency Centers Corp. REIT	1,256	73
Health Care Properties Investors REIT	2,742	72
Federal Realty Investment Trust REIT	1,062	67
Weingarten Realty Investors REIT	1,729	65
Camden Property Trust REIT	1,056	62
SL Green Realty Corp. REIT	842	62
Arden Realty Group, Inc. REIT	1,357	62
Rayonier Inc. REIT	1,544	61
United Dominion Realty Trust REIT	2,720	61
Reckson Associates Realty Corp. REIT	1,629	60
Ventas, Inc. REIT	1,890	60
Hospitality Properties Trust REIT	1,372	57
Pan Pacific Retail Properties, Inc. REIT	826	56
Shurgard Storage Centers, Inc. Class A REIT	949	56
Mack-Cali Realty Corp. REIT	1,257	56
Thornburg Mortgage, Inc. REIT	2,007	53
New Plan Excel Realty Trust REIT	2,085	50
Mills Corp. REIT	1,117	48
CBL & Associates Properties, Inc. REIT	1,183	48
BRE Properties Inc. Class A REIT	1,012	47
CenterPoint Properties Corp. REIT	1,004	46
HRPT Properties Trust REIT	4,150	45
Trizec Properties, Inc. REIT	1,863	42
CarrAmerica Realty Corp. REIT	1,173	41
Health Care Inc. REIT	1,163	40
Essex Property Trust, Inc. REIT	433	40
Crescent Real Estate, Inc. REIT	1,866	39
Alexandria Real Estate Equities, Inc. REIT	450	38
Realty Income Corp. REIT	1,658	38
Colonial Properties Trust REIT	846	37
Taubman Co. REIT	1,043	37
New Century Financial Corp. REIT	994	36
Prentiss Properties Trust REIT	875	36
Capital Automotive REIT	907	35
First Industrial Realty Trust REIT	860	35
Kilroy Realty Corp. REIT	565	35
Healthcare Realty Trust Inc. REIT	984	34
Brandywine Realty Trust REIT	1,132	33
Friedman, Billings, Ramsey Group, Inc. REIT	2,962	32
American Financial Realty Trust REIT	2,491	31
Post Properties, Inc. REIT	758	31
Nationwide Health Properties, Inc. REIT	1,306	30
Annaly Mortgage Management Inc. REIT	2,476	29
Maguire Properties, Inc. REIT	901	29
American Home Mortgage Investment Corp. REIT	932	28
Home Properties, Inc. REIT	660	27
Pennsylvania REIT	741	27
Highwood Properties, Inc. REIT	933	27
Corporate Office Properties Trust, Inc. REIT	727	26
Sunstone Hotel Investors, Inc. REIT	1,025	26
Washington REIT	823	26
Senior Housing Properties Trust REIT	1,242	23
BioMed Realty Trust, Inc. REIT	874	22
Newcastle Investment Corp. REIT	808	22
Lexington Corporate Properties Trust REIT	1,027	22
LaSalle Hotel Properties REIT	622	21
Cousins Properties, Inc. REIT	749	21
U-Store-It Trust REIT	974	21
Entertainment Properties Trust REIT	481	21
Equity Lifestyle Properties, Inc. REIT	438	20
Commercial Net Lease Realty REIT	1,000	20
EastGroup Properties, Inc. REIT	431	19
Redwood Trust, Inc. REIT	439	19
AMLI Residential Properties Trust REIT	503	19
Mid-America Apartment Communities, Inc. REIT	388	19
Glimcher Realty Trust REIT	717	18
Equity One, Inc. REIT	763	18
Inland Real Estate Corp. REIT	1,214	18
Impac Mortgage Holdings, Inc. REIT	1,560	18
Global Signal, Inc. REIT	404	18
FelCor Lodging Trust, Inc. REIT	981	17
Heritage Property Investment Trust REIT	477	16
Equity Inns, Inc. REIT	1,151	16
* MeriStar Hospitality Corp. REIT	1,611	16
Novastar Financial, Inc. REIT	561	16
Tanger Factory Outlet Centers, Inc. REIT	567	16
Sovran Self Storage, Inc. REIT	314	16
PS Business Parks, Inc. REIT	329	16
Innkeepers USA Trust REIT	864	15
Spirit Finance Corp. REIT	1,254	14
KKR Financial Corp. REIT	601	14
RAIT Investment Trust REIT	521	14
Omega Healthcare Investors, Inc. REIT	1,126	14
Glenborough Realty Trust, Inc. REIT	671	13
National Health Investors REIT	454	13
Strategic Hotel Capital, Inc. REIT	644	12
Anthracite Capital Inc. REIT	1,070	12
GMH Communities Trust REIT	769	12
Parkway Properties Inc. REIT	272	11
MFA Mortgage Investments, Inc. REIT	1,818	11
Franklin Street Properties Corp. REIT	532	11
Saxon Inc. REIT	905	11
Acadia Realty Trust REIT	522	11
DiamondRock Hospitality Co. REIT	864	10
Highland Hospitality Corp. REIT	956	10
First Potomac REIT	367	10
Sun Communities, Inc. REIT	331	10
Fieldstone Investment Corp. REIT	878	10
Arbor Realty Trust, Inc. REIT	358	10
Getty Realty Holding Corp. REIT	358	10
Town & Country Trust REIT	307	9
Investors Real Estate Trust REIT	940	9
Ramco-Gershenson Properties Trust REIT	312	9
Saul Centers, Inc. REIT	226	8
Capital Trust Class A REIT	264	8
Trustreet Properties, Inc. REIT	508	8
Anworth Mortgage Asset Corp. REIT	972	8
Gramercy Capital Corp. REIT	311	7
Extra Space Storage Inc. REIT	462	7
Universal Health Realty Income REIT	204	7
HomeBanc Corp. REIT	855	7
MortgageIT Holdings Inc. REIT	501	7
Bedford Property Investors, Inc. REIT	286	7
Luminent Mortgage Capital, Inc. REIT	700	6
Urstadt Biddle Properties Class A REIT	335	5
Digital Realty Trust, Inc. REIT	243	5
Deerfield Triarc Capital Corp. REIT	369	5
Affordable Residential Communities REIT	535	5
Aames Investment Corp. REIT	759	4
Capital Lease Funding, Inc. REIT	443	4
Education Realty Trust, Inc. REIT	247	3
Urstadt Biddle Properties REIT	88	1

		6,170

Savings & Loan (4.0%)
Washington Mutual, Inc.	19,736	813
Golden West Financial Corp.	5,177	335
Sovereign Bancorp, Inc.	7,155	156
Hudson City Bancorp, Inc.	11,373	135
New York Community Bancorp, Inc.	4,841	81
Independence Community Bank Corp.	1,547	61
Astoria Financial Corp.	1,966	56
Webster Financial Corp.	1,103	53
IndyMac Bancorp, Inc.	1,237	47
Washington Federal Inc.	1,763	43
Westcorp, Inc.	562	38
People's Bank	1,136	35
NewAlliance Bancshares, Inc.	2,320	35
First Niagara Financial Group, Inc.	2,264	33
Commercial Federal Corp.	809	28
Downey Financial Corp.	407	26
MAF Bancorp, Inc.	580	25
Provident Financial Services Inc.	1,336	24
Sterling Financial Corp.	731	19
W Holding Co., Inc.	2,200	18
First Republic Bank	466	18
Brookline Bancorp, Inc.	1,182	17
* First Federal Financial Corp.	299	16
Capitol Federal Financial	454	16
BankUnited Financial Corp.	608	16
Commercial Capital Bancorp, Inc.	926	15
Harbor Florida Bancshares, Inc.	399	15
Bank Mutual Corp.	1,309	14
BankAtlantic Bancorp, Inc. Class A	905	13
Fidelity Bankshares, Inc.	398	12
PFF Bancorp, Inc.	400	12
Anchor Bancorp Wisconsin Inc.	378	12
Partners Trust Financial Group, Inc.	884	11
Flagstar Bancorp, Inc.	686	10
IBERIABANK Corp.	187	10
TierOne Corp.	338	10
Provident New York Bancorp, Inc.	826	10
KNBT Bancorp Inc.	571	9
Northwest Bancorp, Inc.	400	9
Dime Community Bancshares	593	9
First Indiana Corp.	230	8
First Financial Holdings, Inc.	225	7
NetBank, Inc.	859	6
United Community Financial Corp.	532	6
Great Southern Bancorp, Inc.	202	6
* Ocwen Financial Corp.	681	6
* ITLA Capital Corp.	109	6
First Place Financial Corp.	234	6
Flushing Financial Corp.	312	5
OceanFirst Financial Corp.	193	5
Charter Financial Corp.	70	2
Kearny Financial Corp.	48	1

		2,379

Securities Brokers & Services (4.6%)
Lehman Brothers Holdings, Inc.	4,576	577
Countrywide Financial Corp.	11,831	412
Charles Schwab Corp.	21,846	333
Franklin Resources Corp.	2,986	277
Legg Mason Inc.	2,063	253
Bear Stearns Co., Inc.	2,114	235
* E*TRADE Financial Corp.	7,392	144
* Ameritrade Holding Corp.	5,649	132
American Capital Strategies, Ltd.	2,192	84
A.G. Edwards & Sons, Inc.	1,531	67
Nuveen Investments, Inc. Class A	1,539	64
Jefferies Group, Inc.	983	43
Raymond James Financial, Inc.	1,120	41
* Investment Technology Group, Inc.	779	30
* Knight Capital Group, Inc. Class A	2,228	23
Instinet Group Inc.	2,263	11
* LaBranche & Co. Inc.	1,011	11
SWS Group, Inc.	289	6
Advanta Corp. Class A	132	4
* GFI Group Inc.	61	3
* MarketAxess Holdings, Inc.	214	3
optionsXpress Holdings Inc.	10	-

		2,753

Services--Commercial (0.0%)
Clark, Inc.	272	4

Total Common Stocks
(Cost $55,868)		60,111

Other Assets and Liabilities--Net (-0.4%)		(211)

Net Assets (100%)		59,900

*Non-income-producing security.
REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At November 30, 2005, the cost of investment securities for tax purposes was $55,868,000. Net unrealized appreciation of investment securities for tax purposes was $4,243,000, consisting of unrealized gains of $5,182,000 on securities that had risen in value since their purchase and $939,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Health Care Index Fund
Schedule of Investments
November 30, 2005

	Shares	Market Value ($000)

Common Stocks (99.5%)

Advertising Agencies (0.0%)
* Ventiv Health, Inc.	5,097	126

Biotech Research & Production (15.0%)
* Amgen, Inc.	233,856	18,926
* Genentech, Inc.	90,700	8,673
Baxter International, Inc.	117,930	4,586
* Genzyme Corp.	47,898	3,561
* Biogen Idec Inc.	64,050	2,742
* Celgene Corp.	31,815	1,938
* Chiron Corp.	21,267	942
* Invitrogen Corp.	10,089	672
* Millipore Corp.	9,704	620
* Millennium Pharmaceuticals, Inc.	58,461	614
* Charles River Laboratories, Inc.	12,792	583
* Cephalon, Inc.	10,953	557
* Protein Design Labs, Inc.	18,438	514
* IDEXX Laboratories Corp.	6,094	436
* ImClone Systems, Inc.	12,757	413
* Neurocrine Biosciences, Inc.	6,941	413
* ICOS Corp.	11,550	329
* OSI Pharmaceuticals, Inc.	10,813	262
* Cubist Pharmaceuticals, Inc.	10,129	229
* Abgenix, Inc.	15,378	211
* Human Genome Sciences, Inc.	22,386	207
* ArthroCare Corp.	4,672	179
* Applera Corp.-Celera Genomics Group	13,976	174
* Telik, Inc.	9,907	166
* Martek Biosciences Corp.	6,048	159
* Myriad Genetics, Inc.	7,331	141
* Integra LifeSciences Holdings	3,649	133
* Encysive Pharmaceuticals, Inc.	11,064	126
* Exelixis, Inc.	15,058	122
* Serologicals Corp.	5,905	119
* Alexion Pharmaceuticals, Inc.	5,850	114
* Geron Corp.	12,132	109
* Digene Corp.	3,844	105
* NPS Pharmaceuticals Inc.	8,836	102
* Zymogenetics, Inc.	6,366	102
* ViroPharma Inc.	5,522	96
* PRA International	3,164	88
* Idenix Pharmaceuticals Inc.	4,201	87
* Tanox, Inc.	5,138	85
* Keryx Biopharmaceuticals, Inc.	6,006	83
* Incyte Corp.	14,377	80
* InterMune Inc.	5,234	76
* deCODE genetics, Inc.	8,725	72
* ARIAD Pharmaceuticals, Inc.	11,361	70
* MannKind Corp.	5,237	68
* Discovery Laboratories, Inc.	9,514	64
* Panacos Pharmaceuticals Inc.	7,463	59
* Enzon Pharmaceuticals, Inc.	8,376	57
* Cell Genesys, Inc.	8,710	51
* Albany Molecular Research, Inc.	4,004	49
* Kensey Nash Corp.	2,053	47
* Threshold Pharmaceuticals, Inc.	3,419	46
* Rigel Pharmaceuticals, Inc.	2,071	45
* Nabi Biopharmaceuticals	11,342	36
* Progenics Pharmaceuticals, Inc.	1,364	36
* Lexicon Genetics Inc.	9,257	35
* Maxygen Inc.	4,513	33
* Antigenics, Inc.	5,020	27
* Diversa Corp.	5,010	26
* Trimeris, Inc.	2,222	24
* Momenta Pharmaceuticals, Inc.	343	8
* Myogen, Inc.	338	7
* Cell Therapeutics, Inc.	2,721	6
* Barrier Therapeutics Inc.	694	5

		50,745

Chemicals (0.0%)
Cambrex Corp.	4,705	85

Computer Services Software & Systems (0.1%)
* Dendrite International, Inc.	7,798	147
* The TriZetto Group, Inc.	7,664	125
* Merge Technologies, Inc.	3,047	87

		359

Consumer Electronics (0.0%)
* Lifeline Systems, Inc.	375	13

Drugs & Pharmaceuticals (45.3%)
Johnson & Johnson	563,686	34,808
Pfizer Inc.	1,396,806	29,612
Merck & Co., Inc.	416,098	12,233
Abbott Laboratories	294,527	11,107
Wyeth	253,970	10,555
Eli Lilly & Co.	193,225	9,758
Bristol-Myers Squibb Co.	370,302	7,995
Schering-Plough Corp.	279,529	5,401
Cardinal Health, Inc.	81,081	5,185
* Gilead Sciences, Inc.	86,374	4,378
* Forest Laboratories, Inc.	64,361	2,515
Allergan, Inc.	24,764	2,476
* MedImmune Inc.	46,616	1,674
AmerisourceBergen Corp.	19,598	1,575
* Hospira, Inc.	28,852	1,274
* IVAX Corp.	37,632	1,127
* Sepracor Inc.	19,893	1,094
* Barr Pharmaceuticals Inc.	17,528	1,005
Mylan Laboratories, Inc.	41,506	867
* King Pharmaceuticals, Inc.	45,976	723
* Amylin Pharmaceuticals, Inc.	17,551	657
* Watson Pharmaceuticals, Inc.	18,767	626
* Endo Pharmaceuticals Holdings, Inc.	18,744	561
* Vertex Pharmaceuticals, Inc.	17,924	457
Medicis Pharmaceutical Corp.	10,318	329
* Alkermes, Inc.	17,149	312
* United Therapeutics Corp.	4,115	294
Valeant Pharmaceuticals International	17,610	290
* MGI Pharma, Inc.	14,578	288
* Nektar Therapeutics	16,142	272
* Kos Pharmaceuticals, Inc.	3,861	257
* Andrx Group	13,937	248
Perrigo Co.	15,186	220
* Medarex, Inc.	20,048	210
Alpharma, Inc. Class A	7,882	208
* CV Therapeutics, Inc.	8,340	206
* Onyx Pharmaceuticals, Inc.	7,566	191
* Par Pharmaceutical Cos. Inc.	6,390	170
* Salix Pharmaceuticals, Ltd.	8,489	164
* The Medicines Co.	8,924	163
* American Pharmaceuticals Partners, Inc.	4,145	158
* BioMarin Pharmaceutical Inc.	13,953	136
* K-V Pharmaceutical Co. Class A	5,916	117
* AtheroGenics, Inc.	7,266	109
* Adolor Corp.	7,105	103
* Regeneron Pharmaceuticals, Inc.	9,207	103
* First Horizon Pharmaceutical Corp.	5,301	93
* Connetics Corp.	6,672	88
* Pharmion Corp.	4,647	81
* Enzo Biochem, Inc.	5,209	71
* SFBC International, Inc.	3,326	70
* Dendreon Corp.	10,903	64
* Isis Pharmaceuticals, Inc.	12,369	63
* Noven Pharmaceuticals, Inc.	4,478	61
* New River Pharmaceuticals Inc.	1,262	60
* Inspire Pharmaceuticals, Inc.	8,145	59
* NitroMed, Inc.	2,836	46
* ImmunoGen, Inc.	7,886	44
* Theravance, Inc.	1,922	40
* NeoPharm, Inc.	3,472	33
* K-V Pharmaceutical Co. Class B	1,232	25
* GTx, Inc.	2,230	17

		153,126

Electronics--Gauge & Meter (0.3%)
* Thermo Electron Corp.	30,650	946

Electronics--Medical Systems (5.0%)
Medtronic, Inc.	229,499	12,753
* Varian Medical Systems, Inc.	24,754	1,258
* Intuitive Surgical, Inc.	6,325	707
* Affymetrix, Inc.	11,988	590
* Advanced Medical Optics, Inc.	12,274	521
* Hologic, Inc.	4,169	296
* Haemonetics Corp.	4,902	251
* eResearch Technology, Inc.	9,182	119
* Greatbatch, Inc.	4,065	118
Analogic Corp.	2,280	109
Datascope Corp.	2,426	85
* Illumina, Inc.	4,312	68
* Aspect Medical Systems, Inc.	1,582	60
* Zoll Medical Corp.	1,734	45
* Bruker BioSciences Corp.	7,878	39
* IntraLase Corp.	2,238	39

		17,058

Electronics--Technology (0.2%)
PerkinElmer, Inc.	23,548	537
* Intermagnetics General Corp.	5,315	178

		715

Financial Data Processing Services (0.0%)
* NDCHealth Corp.	6,870	129

Health & Personal Care (5.8%)
* WellPoint Inc.	113,771	8,741
* Medco Health Solutions, Inc.	57,555	3,088
McKesson Corp.	54,628	2,748
* Express Scripts Inc.	23,965	2,024
Omnicare, Inc.	19,936	1,135
* Lincare Holdings, Inc.	18,755	805
* Apria Healthcare Group Inc.	9,339	228
* IDX Systems Corp.	4,393	192
* Odyssey Healthcare, Inc.	6,521	121
* American Retirement Corp.	4,767	117
* Symbion, Inc.	3,360	90
* Gentiva Health Services, Inc.	4,274	70
* Amedisys Inc.	1,233	55
* VistaCare, Inc.	3,163	44
* Matria Healthcare, Inc.	527	18
* Alliance Imaging, Inc.	2,975	17

		19,493

Health Care Facilities (4.2%)
HCA Inc.	72,411	3,692
Quest Diagnostics, Inc.	32,671	1,636
* Laboratory Corp. of America Holdings	25,562	1,326
Health Management Associates Class A	46,947	1,100
* DaVita, Inc.	19,210	1,008
* Triad Hospitals, Inc.	16,347	697
* Tenet Healthcare Corp.	89,146	697
Manor Care, Inc.	15,889	627
* Renal Care Group, Inc.	12,797	601
Pharmaceutical Product Development, Inc.	9,736	568
* LifePoint Hospitals, Inc.	9,607	366
* United Surgical Partners International, Inc.	8,246	286
* American Healthways Inc.	6,041	268
* Psychiatric Solutions, Inc.	4,567	258
* Beverly Enterprises, Inc.	20,813	248
* Sunrise Senior Living, Inc.	6,802	227
* Kindred Healthcare, Inc.	7,286	202
LCA-Vision Inc.	3,640	174
* Genesis Healthcare Corp.	3,372	142
National Healthcare Corp.	1,484	56
* Radiation Therapy Services, Inc.	424	16
* Specialty Laboratories, Inc.	28	0

		14,195

Health Care Management Services (9.7%)
UnitedHealth Group Inc.	239,470	14,335
Aetna Inc.	55,019	5,089
* Caremark Rx, Inc.	84,108	4,322
* PacifiCare Health Systems, Inc.	16,654	1,433
* Humana Inc.	29,318	1,344
* Health Net Inc.	21,391	1,092
IMS Health, Inc.	42,681	1,044
* Community Health Systems, Inc.	17,014	682
* Cerner Corp.	5,665	546
* Emdeon Corp.	61,202	468
Universal Health Services Class B	9,765	468
* Sierra Health Services, Inc.	4,858	380
* Pediatrix Medical Group, Inc.	4,429	375
* WellCare Health Plans Inc.	5,162	204
* Centene Corp.	8,004	192
* AMERIGROUP Corp.	9,809	183
* Eclipsys Corp.	7,888	141
* AmSurg Corp.	5,646	136
* Per-Se Technologies, Inc.	5,229	120
* Allscripts Healthcare Solutions, Inc.	5,578	75
* Molina Healthcare Inc.	2,681	72
Hooper Holmes, Inc.	11,996	35
* CorVel Corp.	1,360	22

		32,758

Identification Control & Filter Devices (0.3%)
* Waters Corp.	21,746	853

Insurance--Multiline (1.0%)
CIGNA Corp.	24,407	2,746
* WellChoice Inc.	6,319	489
* HealthExtras, Inc.	4,507	102

		3,337

Medical &Dental Instruments & Supplies (10.9%)
Guidant Corp.	62,569	3,859
* St. Jude Medical, Inc.	69,098	3,301
* Boston Scientific Corp.	116,468	3,084
* Zimmer Holdings, Inc.	46,941	2,942
Becton, Dickinson & Co.	47,319	2,755
Stryker Corp.	49,662	2,150
Biomet, Inc.	44,825	1,597
* Fisher Scientific International Inc.	22,783	1,469
C.R. Bard, Inc.	20,042	1,300
Bausch & Lomb, Inc.	10,134	823
DENTSPLY International Inc.	14,255	793
* Henry Schein, Inc.	16,557	706
* Patterson Cos	19,492	681
Beckman Coulter, Inc.	11,643	648
Dade Behring Holdings Inc.	15,148	619
* Cytyc Corp.	21,377	588
* Inamed Corp.	6,893	578
* ResMed Inc.	13,451	549
* Respironics, Inc.	13,543	524
* Edwards Lifesciences Corp.	11,423	457
* Gen-Probe Inc.	9,684	447
Cooper Cos., Inc.	7,924	434
* Techne Corp.	6,874	380
Mentor Corp.	7,307	356
* Sybron Dental Specialties, Inc.	7,647	334
STERIS Corp.	12,821	322
* Kinetic Concepts, Inc.	7,951	310
* Ventana Medical Systems, Inc.	6,092	235
* Kyphon Inc.	5,231	222
* American Medical Systems Holdings, Inc.	11,847	218
* Immucor Inc.	8,666	215
Owens & Minor, Inc. Holding Co.	7,518	213
* PSS World Medical, Inc.	12,323	203
Diagnostic Products Corp.	4,232	193
Invacare Corp.	5,507	188
* Bio-Rad Laboratories, Inc. Class A	3,137	183
PolyMedica Corp.	4,605	175
* Biosite Inc.	2,935	173
* Viasys Healthcare Inc.	5,938	162
* Thoratec Corp.	7,314	150
West Pharmaceutical Services, Inc.	5,585	139
* DJ Orthopedics Inc.	4,129	129
* CONMED Corp.	5,342	121
* SurModics, Inc.	2,935	115
Arrow International, Inc.	3,832	114
* Cyberonics, Inc.	4,013	113
* Inverness Medical Innovations, Inc.	4,635	111
* OraSure Technologies, Inc.	8,107	110
* SonoSite, Inc.	2,915	109
* Wright Medical Group, Inc.	5,569	108
* Foxhollow Technologies Inc.	2,466	107
* Conor Medsystems, Inc.	4,548	90
* Laserscope	4,030	87
* ICU Medical, Inc.	2,340	84
* Conceptus, Inc.	4,818	75
* Molecular Devices Corp.	2,748	74
* Symmetry Medical Inc.	3,888	71
* Align Technology, Inc.	9,791	68
* Merit Medical Systems, Inc.	4,746	61
Vital Signs, Inc.	1,240	59
* LifeCell Corp.	2,649	49
Young Innovations, Inc.	1,006	37
* Orthofix International NV	799	29
Meridian Bioscience Inc.	1,326	25
* ev3 Inc.	1,832	24

		36,645

Medical Services (1.0%)
* Coventry Health Care Inc.	30,555	1,820
* Covance, Inc.	11,719	557
* VCA Antech, Inc.	14,865	416
* Magellan Health Services, Inc.	6,994	204
* PAREXEL International Corp.	4,947	102
* RehabCare Group, Inc.	3,135	61

		3,160

Multi-Sector Companies (0.2%)
Hillenbrand Industries, Inc.	10,394	505

Production Technical Equipment (0.1%)
* Dionex Corp.	3,892	184

Scientific Equipment & Supplies (0.4%)
Applera Corp.-Applied Biosystems Group	37,274	1,028
* Varian, Inc.	6,054	254

		1,282

Services--Commercial (0.1%)
Chemed Corp.	4,800	243
* AMN Healthcare Services, Inc.	5,134	98
* Cross Country Healthcare, Inc.	4,875	90
* Medical Staffing Network Holdings, Inc.	795	4

		435

Total Common Stocks
(Cost $325,431)		336,149

Other Assets and Liabilities--Net (0.5%)		1,756

Net Assets (100%)		337,905

*Non-income-producing security.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At November 30, 2005, the cost of investment securities for tax purposes was $325,431,000. Net unrealized appreciation of investment securities for tax purposes was $10,718,000, consisting of unrealized gains of $31,912,000 on securities that had risen in value since their purchase and $21,194,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Industrials Index Fund
Schedule of Investments
November 30, 2005

	Shares	Market Value ($000)

Common Stocks (100.1%)

Aerospace (11.1%)
United Technologies Corp.	19,144	1,031
The Boeing Co.	13,855	945
Lockheed Martin Corp.	7,079	429
Northrop Grumman Corp.	6,119	351
Rockwell Collins, Inc.	3,337	153
Goodrich Corp.	2,217	85
* Alliant Techsystems, Inc.	772	59
Curtiss-Wright Corp.	454	27
* Teledyne Technologies, Inc.	708	23
* Moog Inc.	767	22
* Orbital Sciences Corp.	1,534	19
United Industrial Corp.	308	13
* MTC Technologies, Inc.	340	11
HEICO Corp. Class A	396	7
* Argon ST, Inc.	223	6
HEICO Corp.	183	4

		3,185

Air Transportation (4.2%)
FedEx Corp.	5,383	525
Southwest Airlines Co.	13,482	222
Expeditors International of Washington, Inc.	2,058	146
* AMR Corp.	3,579	60
Skywest, Inc.	1,257	37
* JetBlue Airways Corp.	1,856	34
* AirTran Holdings, Inc.	2,070	31
* Continental Airlines, Inc. Class B	1,849	29
* EGL, Inc.	690	26
* Alaska Air Group, Inc.	640	23
* Aviall, Inc.	663	20
* AAR Corp.	763	16
* US Airways Group Inc.	443	15
* Frontier Airlines, Inc.	1,199	10
* ABX Air, Inc.	1,195	9
* ExpressJet Holdings, Inc.	1,010	9
* Republic Airways Holdings Inc.	521	8
* Mesa Air Group Inc.	192	2

		1,222

Auto Parts—Aftermarket (0.0%)
* Commercial Vehicle Group Inc.	596	12

Auto Trucks & Parts (1.2%)
PACCAR, Inc.	3,153	227
Oshkosh Truck Corp.	1,475	66
* Navistar International Corp.	1,164	33
Wabash National Corp.	791	16
* Accuride Corp.	737	10

		352

Building—Air Conditioning (0.3%)
York International Corp.	880	50
Lennox International Inc.	1,183	35

		85

Building—Heating & Plumbing (0.1%)
* Interline Brands, Inc.	747	16
* Jacuzzi Brands, Inc.	1,882	15

		31

Building—Miscellaneous (0.1%)
* Griffon Corp.	683	17
* Builders FirstSource, Inc.	257	5

		22

Building—Roof & Wallboard (0.2%)
* USG Corp.	687	42
ElkCorp	484	17
* Beacon Roofing Supply, Inc.	465	13

		72

Building Materials (1.4%)
Masco Corp.	8,257	246
Hughes Supply, Inc.	1,336	52
Simpson Manufacturing Co.	831	34
Watsco, Inc.	530	33
* NCI Building Systems, Inc.	505	22
Ameron International Corp.	260	12
Bluelinx Holdings Inc.	926	10
* Trex Co., Inc.	308	7

		416

Chemicals (0.1%)
* Energy Conversion Devices, Inc.	583	17
* EnerSys	628	9

		26

Commercial Information Services (0.1%)
* SOURCECORP, Inc.	553	14
* LECG Corp.	516	8

		22

Communications Technology (0.6%)
L-3 Communications Holdings, Inc.	2,161	161

Computer Services Software & Systems (0.0%)
* American Reprographics Co.	452	10

Construction (0.3%)
Washington Group International, Inc.	577	30
Granite Construction Co.	774	29
* EMCOR Group, Inc.	383	27
* Perini Corp.	362	9

		95

Consumer Products (0.1%)
The Toro Co.	985	40

Container & Package—Metal & Glass (0.1%)
* Mobile Mini, Inc.	393	20

Copper (0.1%)
Mueller Industries Inc.	802	22

Diversified Financial Services (0.0%)
* Huron Consulting Group Inc.	305	7

Diversified Manufacturing (1.1%)
American Standard Cos., Inc.	3,478	132
Brady Corp. Class A	1,001	38
CLARCOR Inc.	1,175	35
Acuity Brands, Inc.	986	31
* Armor Holdings, Inc.	693	30
* Hexcel Corp.	1,534	26
Barnes Group, Inc.	459	16
Tredegar Corp.	757	9

		317

Diversified Production (1.9%)
Danaher Corp.	4,708	261
Dover Corp.	3,891	157
Pentair, Inc.	1,923	73
* Thomas & Betts Corp.	1,232	49

		540

Education—Services (0.1%)
* Universal Technical Institute Inc.	451	14
* Learning Tree International, Inc.	66	1

		15

Electrical Equipment & Components (3.2%)
Emerson Electric Co.	7,733	585
Cooper Industries, Inc. Class A	1,789	130
Ametek, Inc.	1,424	61
* Genlyte Group, Inc.	566	30
A.O. Smith Corp.	538	20
* General Cable Corp.	1,044	19
Franklin Electric, Inc.	432	18
Baldor Electric Co.	708	18
* Triumph Group, Inc.	413	16
* Power-One, Inc.	2,152	13

		910

Electronics (0.0%)
* II-VI, Inc.	698	13

Electronics—Technology (3.3%)
General Dynamics Corp.	3,206	366
Raytheon Co.	8,522	327
Rockwell Automation, Inc.	3,506	198
DRS Technologies, Inc.	563	28
EDO Corp.	460	12
Cubic Corp.	530	9
* Ionatron Inc.	776	8
* Herley Industries Inc.	238	4

		952

Energy Equipment (0.0%)
* Plug Power, Inc.	2,025	10
* Global Power Equipment Group Inc.	847	4

		14

Energy Miscellaneous (0.1%)
* Evergreen Solar, Inc.	1,094	13
* FuelCell Energy, Inc.	1,245	11

		24

Engineering & Contracting Services (1.0%)
Fluor Corp.	1,688	125
* Jacobs Engineering Group Inc.	1,113	72
* URS Corp.	946	40
* Quanta Services, Inc.	2,451	35
* Infrasource Services Inc.	691	8
* Clean Harbors Inc.	117	3

		283

Financial Data Processing Services (0.2%)
Deluxe Corp.	1,026	33
John H. Harland Co.	647	24

		57

Financial Information Services (0.6%)
Equifax, Inc.	2,584	99
* The Dun & Bradstreet Corp.	1,346	87

		186

Financial Miscellaneous (0.0%)
* Portfolio Recovery Associates, Inc.	317	12

Forest Products (0.1%)
Universal Forest Products, Inc.	415	24

Forms & Bulk Print Services (0.1%)
Ennis, Inc.	644	11
The Standard Register Co.	611	9

		20

Glass (0.0%)
Apogee Enterprises, Inc.	809	13

Health & Personal Care (0.2%)
* Stericycle, Inc.	868	53
Healthcare Services Group, Inc.	292	6

		59

Household Furnishings (0.0%)
American Woodmark Corp.	308	8

Identification Control & Filter Devices (2.4%)
Parker Hannifin Corp.	2,262	155
American Power Conversion Corp.	3,350	75
Pall Corp.	2,508	70
Roper Industries Inc.	1,731	68
Hubbell Inc. Class B	1,079	52
Donaldson Co., Inc.	1,537	51
IDEX Corp.	1,051	46
* Flowserve Corp.	1,147	43
Crane Co.	1,023	32
* ESCO Technologies Inc.	584	25
Mine Safety Appliances Co.	557	22
Watts Water Technologies, Inc.	623	18
Vicor Corp.	734	12
Robbins & Myers, Inc.	443	9
C & D Technologies, Inc.	1,118	8

		686

Machine Tools (0.1%)
Lincoln Electric Holdings, Inc.	811	33

Machinery & Engineering (0.1%)
Applied Industrial Technology, Inc.	629	20

Machinery—Agricultural (1.2%)
Deere & Co.	4,549	315
* AGCO Corp.	1,855	31

		346

Machinery—Construction & Handling (3.1%)
Caterpillar, Inc.	12,646	731
* Terex Corp.	1,026	63
The Manitowoc Co., Inc.	654	33
NACCO Industries, Inc. Class A	150	18
Stewart & Stevenson Services, Inc.	743	15
* A.S.V., Inc.	561	14
* Astec Industries, Inc.	472	13

		887

Machinery—Engines (0.4%)
Cummins Inc.	818	73
Briggs & Stratton Corp.	1,071	39

		112

Machinery—Industrial/Special (3.3%)
Illinois Tool Works, Inc.	4,565	403
Ingersoll-Rand Co.	6,464	256
Joy Global Inc.	1,626	86
Kennametal, Inc.	821	45
Actuant Corp.	623	33
* Gardner Denver Inc.	570	28
Nordson Corp.	631	25
Woodward Governor Co.	250	20
* EnPro Industries, Inc.	540	16
Tennant Co.	252	12
Tecumseh Products Co. Class A	440	10
* The Middleby Corp.	125	10
Tecumseh Products Co. Class B	150	3
* Kadant Inc.	50	1

		948

Machinery—Specialty (0.6%)
Graco, Inc.	1,386	50
JLG Industries, Inc.	1,098	50
Engineered Support Systems, Inc.	861	35
Bucyrus International, Inc.	485	23
Cascade Corp.	228	12
* TurboChef Technologies, Inc.	602	8

		178

Manufacturing (0.1%)
Federal Signal Corp.	1,250	20
Standex International Corp.	366	10

		30

Metal Fabricating (1.0%)
Precision Castparts Corp.	2,551	130
* Shaw Group, Inc.	1,715	50
The Timken Co.	1,522	47
Kaydon Corp.	667	22
Valmont Industries, Inc.	501	17
* Encore Wire Corp.	586	14
CIRCOR International, Inc.	476	12

		292

Metals & Minerals & Commodities (0.1%)
* Ceradyne, Inc.	568	27

Metals & Minerals Miscellaneous (0.1%)
* GrafTech International Ltd.	2,794	18

Miscellaneous Equipment (0.4%)
W.W. Grainger, Inc.	1,508	106

Miscellaneous Materials & Processing (0.1%)
* Insituform Technologies Inc. Class A	791	16

Miscellaneous Producer Durables (0.1%)
* BE Aerospace, Inc.	1,324	23

Multi-Sector Companies (32.4%)
General Electric Co.	159,937	5,713
Tyco International Ltd.	37,758	1,077
3M Co.	13,556	1,064
Honeywell International Inc.	15,211	556
Textron, Inc.	2,343	185
ITT Industries, Inc.	1,670	182
Eaton Corp.	2,700	172
SPX Corp.	1,530	72
* McDermott International, Inc.	1,287	54
Teleflex Inc.	744	49
Carlisle Co., Inc.	663	45
Walter Industries, Inc.	831	42
Trinity Industries, Inc.	974	41
* Foster Wheeler Ltd.	783	27
* GenCorp, Inc.	1,102	20
Kaman Corp. Class A	708	14
* Sequa Corp. Class A	99	6
Raven Industries, Inc.	109	3

		9,322

Office Furniture & Business Equipment (1.1%)
Pitney Bowes, Inc.	4,404	183
HNI Corp.	1,023	52
Herman Miller, Inc.	1,452	44
* Acco Brands Corp.	951	22
Steelcase Inc.	1,347	20
Knoll, Inc.	534	9

		330

Office Supplies (0.4%)
Avery Dennison Corp.	1,774	104

Paper (0.1%)
Albany International Corp.	590	24

Power Transmission Equipment (0.1%)
Regal-Beloit Corp.	717	25

Printing & Copying Services (0.1%)
* Cenveo Inc.	1,162	15
Bowne & Co., Inc.	913	14
Schawk, Inc.	372	7

		36

Production Technical Equipment (0.1%)
* Esterline Technologies Corp.	571	23

Publishing—Miscellaneous (0.6%)
R.R. Donnelley & Sons Co.	3,907	134
Banta Corp.	561	28
* Consolidated Graphics, Inc.	337	17

		179

Railroad Equipment (0.1%)
Wabtec Corp.	1,004	26
Freightcar America Inc.	106	5

		31

Railroads (5.1%)
Burlington Northern Santa Fe Corp.	7,003	463
Union Pacific Corp.	4,730	362
Norfolk Southern Corp.	7,638	338
CSX Corp.	4,145	202
* Kansas City Southern	1,434	36
Florida East Coast Industries, Inc. Class A	548	24
* Genesee & Wyoming Inc. Class A	618	21
* RailAmerica, Inc.	1,190	13

		1,459

Rent & Lease Services—Commercial (0.5%)
Ryder System, Inc.	1,191	51
GATX Corp.	970	37
* United Rentals, Inc.	1,458	31
McGrath RentCorp	594	17
* Electro Rent Corp.	818	11

		147

Rent & Lease Services—Consumer (0.3%)
* Wesco International, Inc.	997	42
* Dollar Thrifty Automotive Group, Inc.	624	23
Amerco, Inc.	280	20

		85

Retail (0.5%)
Fastenal Co.	2,544	101
MSC Industrial Direct Co., Inc. Class A	1,049	41
Lawson Products, Inc.	218	8
* School Specialty, Inc.	190	7

		157

Securities Brokers & Services (0.0%)
* NCO Group, Inc.	739	13

Services—Commercial (7.4%)
Cendant Corp.	19,873	353
Waste Management, Inc.	10,727	321
Cintas Corp.	2,762	124
Robert Half International, Inc.	3,174	121
Republic Services, Inc. Class A	2,811	101
* Monster Worldwide Inc.	2,270	88
Manpower Inc.	1,730	80
* ChoicePoint Inc.	1,768	76
The Corporate Executive Board Co.	794	69
Aramark Corp. Class B	2,374	62
The Brink's Co.	1,175	54
* Copart, Inc.	1,552	39
* Allied Waste Industries, Inc.	4,605	39
* Corrections Corp. of America REIT	833	37
* Waste Connections, Inc.	1,054	37
* PHH Corp.	1,126	33
IKON Office Solutions, Inc.	3,034	31
* Resources Connection, Inc.	1,008	29
* FTI Consulting, Inc.	988	28
* West Corp.	604	24
Administaff, Inc.	513	23
Watson Wyatt & Co. Holdings	835	22
* Labor Ready, Inc.	1,005	22
* Navigant Consulting, Inc.	1,078	22
ABM Industries Inc.	996	21
* CoStar Group, Inc.	445	21
* Tetra Tech, Inc.	1,337	21
* The Advisory Board Co.	427	21
G & K Services, Inc. Class A	471	18
Viad Corp.	578	18
* Heidrick & Struggles International, Inc.	507	17
Rollins, Inc.	819	17
* Korn/Ferry International	952	16
* Hudson Highland Group, Inc.	625	16
* Teletech Holdings Inc.	1,241	15
* Coinstar, Inc.	630	15
Kelly Services, Inc. Class A	518	14
* CBIZ Inc.	2,091	13
* CRA International Inc.	278	12
CDI Corp.	429	12
* Spherion Corp.	1,219	12
Central Parking Corp.	523	7
* Sirva Inc.	918	7
* DiamondCluster International, Inc.	693	4
* Volt Information Sciences Inc.	198	4
* First Advantage Corp. Class A	96	3

		2,139

Shipping (0.3%)
Alexander & Baldwin, Inc.	818	41
* Kirby Corp.	485	26
Eagle Bulk Shipping Inc.	427	7

		74

Steel (0.2%)
Harsco Corp.	844	56

Textile Products (0.0%)
* DHB Industries, Inc.	111	-

Transportation Miscellaneous (4.1%)
United Parcel Service, Inc.	11,794	919
C.H. Robinson Worldwide Inc.	3,153	128
Laidlaw International Inc.	2,148	46
UTI Worldwide, Inc.	403	39
Pacer International, Inc.	854	23
* Hub Group, Inc.	470	19
Sea Containers Ltd. Class A	770	10

		1,184

Truckers (1.4%)
CNF Inc.	1,075	61
J.B. Hunt Transport Services, Inc.	2,583	58
* Yellow Roadway Corp.	1,200	57
Landstar System, Inc.	1,244	54
Forward Air Corp.	738	28
Knight Transportation, Inc.	867	28
Werner Enterprises, Inc.	1,212	25
Heartland Express, Inc.	1,137	24
Arkansas Best Corp.	560	23
* Swift Transportation Co., Inc.	1,030	20
* Old Dominion Freight Line, Inc.	506	19
* Covenant Transport, Inc.	201	2

		399

Wholesalers (0.3%)
Adesa, Inc.	1,842	44
* United Stationers, Inc.	715	35

		79

Total Common Stocks
(Cost $27,355)	28,835

Temporary Cash Investment (0.1%)

** Vanguard Market Liquidity Fund, 4.048%
(Cost $30)	29,535	30

Total Investments (100.2%)
(Cost $27,385)	28,865

Other Assets and Liabilities—Net (-0.2%)	(63)

Net Assets (100%)	28,802

*	Non-income-producing security.
**	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At November 30, 2005, the cost of investment securities for tax purposes was $27,385,000. Net unrealized appreciation of investment securities for tax purposes was $1,480,000, consisting of unrealized gains of $1,728,000 on securities that had risen in value since their purchase and $248,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Information Technology Index Fund
Schedule of Investments
November 30, 2005

	Shares	Market Value ($000)

Common Stocks (99.8%)

Advertising Agencies (0.2%)
* ValueClick, Inc.	3,807	72
* aQuantive, Inc.	2,423	65
* Marchex, Inc.	892	21
* Greenfield Online, Inc.	120	1

		159

Chemicals (0.0%)
* Cabot Microelectronics Corp.	1,085	34

Commercial Information Services (0.0%)
* CMGI Inc.	16,792	29
infoUSA Inc.	1,634	17

		46

Communications Technology (16.6%)
* Cisco Systems, Inc.	285,807	5,013
QUALCOMM Inc.	73,057	3,322
Motorola, Inc.	110,374	2,659
* Corning, Inc.	65,641	1,329
* Lucent Technologies, Inc.	198,194	553
* Juniper Networks, Inc.	21,220	477
Scientific-Atlanta, Inc.	6,840	289
* NCR Corp.	8,380	285
Harris Corp.	5,954	265
* Comverse Technology, Inc.	8,938	234
* Avaya Inc.	19,188	229
* McAfee Inc.	7,274	202
* Tellabs, Inc.	18,964	195
* JDS Uniphase Corp.	67,577	174
Symbol Technologies, Inc.	10,954	125
* ADC Telecommunications, Inc.	5,237	107
ADTRAN Inc.	2,865	85
* Foundry Networks, Inc.	5,608	78
* Ciena Corp.	25,104	75
* TIBCO Software Inc.	8,797	74
* Avocent Corp.	2,219	65
* 3Com Corp.	17,288	63
* CSG Systems International, Inc.	2,165	52
Anixter International Inc.	1,416	52
* Brocade Communications Systems, Inc.	11,865	52
* CommScope, Inc.	2,396	49
* Sonus Networks, Inc.	10,421	43
* j2 Global Communications, Inc.	887	42
* Comtech Telecommunications Corp.	901	39
* WebEx Communications, Inc.	1,554	37
* Sycamore Networks, Inc.	8,856	36
Black Box Corp.	763	36
* UTStarcom, Inc.	4,296	36
Talx Corp.	856	35
* Tekelec	2,456	32
* ViaSat, Inc.	1,014	28
* NETGEAR, Inc.	1,416	27
* Standard Microsystem Corp.	866	26
* Extreme Networks, Inc.	5,001	25
* Secure Computing Corp.	1,675	23
Inter-Tel, Inc.	1,008	21
* Ixia	1,402	19
* Novatel Wireless, Inc.	1,315	18
* Harmonic, Inc.	3,221	18
* Redback Networks Inc.	1,306	18
* InterVoice, Inc.	1,789	15
* Finisar Corp.	7,590	15
* Ditech Communications Corp.	1,423	12
* Anaren, Inc.	850	12
Bel Fuse, Inc. Class B	324	11
* Westell Technologies, Inc.	2,284	11
* Echelon Corp.	1,234	10
* Atheros Communications	744	7
* Oplink Communications, Inc.	519	7
* Entrust, Inc.	1,351	7
* Ulticom, Inc.	547	6
* SeaChange International, Inc.	389	3
Bel Fuse, Inc. Class A	104	3

		16,781

Computer Services Software & Systems (23.6%)
Microsoft Corp.	432,293	11,979
* Oracle Corp.	173,279	2,178
* Symantec Corp.	53,343	943
Adobe Systems, Inc.	22,003	718
Accenture Ltd.	21,665	616
Computer Associates International, Inc.	21,158	603
Autodesk, Inc.	10,242	427
* Computer Sciences Corp.	8,328	418
* Intuit, Inc.	7,741	415
* Affiliated Computer Services, Inc. Class A	5,350	298
* Cognizant Technology Solutions Corp.	6,040	294
Siebel Systems, Inc.	21,924	230
* Cadence Design Systems, Inc.	12,330	211
* Citrix Systems, Inc.	7,575	206
* BMC Software, Inc.	9,884	203
* Red Hat, Inc.	7,535	178
* Ceridian Corp.	6,661	160
* Compuware Corp.	17,301	160
* Macromedia, Inc.	3,436	154
* NAVTEQ Corp.	3,591	151
* BEA Systems, Inc.	16,582	145
* QLogic Corp.	4,104	136
* Novell, Inc.	16,953	132
* Akamai Technologies, Inc.	5,762	115
* Mercury Interactive Corp.	3,912	109
* Hyperion Solutions Corp.	1,800	95
* salesforce.com, Inc.	2,883	92
* Sybase, Inc.	3,995	90
* F5 Networks, Inc.	1,665	88
Acxiom Corp.	3,770	84
* MICROS Systems, Inc.	1,685	81
Reynolds & Reynolds Class A	2,822	77
* CACI International, Inc.	1,333	74
* Parametric Technology Corp.	12,219	71
* Websense, Inc.	1,062	69
* Electronics for Imaging, Inc.	2,454	69
National Instruments Corp.	2,494	64
* Anteon International Corp.	1,490	64
* ANSYS, Inc.	1,411	59
* BearingPoint, Inc.	8,011	58
* Progress Software Corp.	1,667	52
* Openwave Systems Inc.	3,104	52
* Digitas Inc.	4,009	50
* Transaction Systems Architects, Inc.	1,654	48
* RealNetworks, Inc.	5,468	47
* Wind River Systems Inc.	3,329	46
* Informatica Corp.	3,915	44
* SRA International, Inc.	1,407	43
* Internet Security Systems, Inc.	1,855	42
* SafeNet, Inc.	1,123	40
* Digital River, Inc.	1,507	39
* Quest Software, Inc.	2,480	39
* Equinix, Inc.	963	38
* Gartner, Inc. Class A	2,831	38
* MicroStrategy Inc.	488	36
* Zoran Corp.	2,031	34
* Nuance Communications, Inc.	5,313	33
* Macrovision Corp.	2,097	33
* Mentor Graphics Corp.	3,319	30
* Epicor Software Corp.	2,105	29
* SERENA Software, Inc.	1,239	29
* NetIQ Corp.	2,372	28
* Manhattan Associates, Inc.	1,284	27
* Ariba, Inc.	3,075	27
* Micromuse Inc.	3,540	26
* Keane, Inc.	2,423	25
* Blackboard Inc.	762	24
* VeriFone Holdings, Inc.	968	22
* Verint Systems Inc.	589	22
* Sapient Corp.	3,520	22
* Blue Coat Systems, Inc.	483	22
* Borland Software Corp.	3,562	22
* Verity, Inc.	1,626	21
* Lawson Software Inc.	2,786	21
* ManTech International Corp.	813	20
* Vignette Corp.	1,142	20
* SPSS, Inc.	700	20
* Mercury Computer Systems, Inc.	977	20
* SonicWALL, Inc.	2,434	18
* Opsware, Inc.	3,063	18
* JDA Software Group, Inc.	1,199	18
* webMethods, Inc.	2,197	18
* Altiris, Inc.	983	16
* Interwoven Inc.	1,685	16
* Ciber, Inc.	2,493	15
* Open Solutions Inc.	679	15
* Concur Technologies, Inc.	1,189	15
* Jupitermedia Corp.	902	15
* MRO Software Inc.	956	15
* Agile Software Corp.	2,262	14
* Witness Systems, Inc.	693	14
* Packeteer, Inc.	1,437	13
* Lionbridge Technologies, Inc.	2,026	13
* Magma Design Automation, Inc.	1,544	13
* EPIQ Systems, Inc.	679	13
* PDF Solutions, Inc.	815	13
* Tyler Technologies, Inc.	1,433	13
* Kanbay International Inc.	740	12
* MatrixOne, Inc.	2,198	11
* RightNow Technologies Inc.	607	11
* SYNNEX Corp.	582	9
* OpenTV Corp.	3,575	8
* Covansys Corp.	533	8
Blackbaud, Inc.	446	8
Syntel, Inc.	341	7
* Ness Technologies Inc.	553	6
QAD Inc.	536	4
* Pegasystems Inc.	513	4
* Sykes Enterprises, Inc.	253	3
* ActivCard Corp.	918	3
* iGATE Corp.	500	2
* SupportSoft, Inc.	336	1
* Motive, Inc.	148	-

		23,921

Computer Technology (21.0%)
International Business Machines Corp.	71,583	6,364
Hewlett-Packard Co.	129,281	3,836
* Dell Inc.	102,144	3,081
* Apple Computer, Inc.	37,093	2,516
* EMC Corp.	107,837	1,502
* Sun Microsystems, Inc.	152,406	575
Electronic Data Systems Corp.	23,229	535
* Network Appliance, Inc.	15,579	454
* SanDisk Corp.	8,101	414
Seagate Technology	17,136	324
* NVIDIA Corp.	7,183	260
* Western Digital Corp.	9,522	142
* Zebra Technologies Corp. Class A	3,049	138
* Synopsys, Inc.	6,398	125
* Ingram Micro, Inc. Class A	6,114	115
* Unisys Corp.	15,314	94
* Emulex Corp.	3,748	75
Imation Corp.	1,500	66
* UNOVA, Inc.	2,203	62
* Palm, Inc.	1,949	55
* Intergraph Corp.	1,128	54
* Perot Systems Corp.	3,648	51
* FileNet Corp.	1,830	49
* Maxtor Corp.	11,336	46
* Komag, Inc.	1,228	43
* RSA Security Inc.	3,163	41
* Hutchinson Technology, Inc.	1,114	32
* Lexar Media, Inc.	3,518	30
* Gateway, Inc.	9,800	30
* Synaptics Inc.	1,058	28
* Advanced Digital Information Corp.	2,633	28
* Quantum Corp.	8,580	26
* Adaptec, Inc.	4,893	24
* McDATA Corp. Class A	5,263	19
* Trident Microsystems, Inc.	642	12
* Dot Hill Systems Corp.	1,793	12
* FalconStor Software, Inc.	1,012	8
* McDATA Corp. Class B	1,338	5
* Iomega Corp.	944	2
* InFocus Corp.	614	2

		21,275

Consumer Electronics (7.3%)
* Google Inc.	8,550	3,463
* Yahoo! Inc.	56,664	2,280
* Electronic Arts Inc.	13,623	768
* VeriSign, Inc.	11,792	262
* Activision, Inc.	12,003	160
* CNET Networks, Inc.	6,202	93
* EarthLink, Inc.	6,214	71
* THQ Inc.	2,670	61
* Take-Two Interactive Software, Inc.	3,201	58
* InfoSpace, Inc.	1,369	36
United Online, Inc.	2,403	34
* Midway Games Inc.	1,286	28
* Dolby Laboratories Inc.	1,159	20
* iPass Inc.	1,730	12
* DTS Inc.	422	6
* iVillage Inc.	291	2
* Miva Inc.	178	1
* Atari, Inc.	567	1

		7,356

Diversified Financial Services (0.1%)
* BISYS Group, Inc.	5,442	73
* Euronet Worldwide, Inc.	1,171	32

		105

Education—Services (0.0%)
Renaissance Learning, Inc.	417	8

Electrical & Electronics (0.2%)
* Benchmark Electronics, Inc.	1,847	57
* Plexus Corp.	1,995	43
* Power Integrations, Inc.	1,316	29
* TTM Technologies, Inc.	1,628	15
* OSI Systems Inc.	662	12
* Universal Display Corp.	1,023	12

		168

Electrical Equipment & Components (0.3%)
Molex, Inc. Class A	3,768	98
Molex, Inc.	2,715	73
Technitrol, Inc.	1,677	30
* MKS Instruments, Inc.	1,528	29
* Littelfuse, Inc.	1,015	26
Cohu, Inc.	896	24
CTS Corp.	1,544	19
* Taser International Inc.	2,626	16
* Sonic Solutions, Inc.	999	15

		330

Electronics (1.0%)
* Flextronics International Ltd.	25,336	261
Amphenol Corp.	3,927	164
* Sanmina-SCI Corp.	23,592	98
* Vishay Intertechnology, Inc.	7,440	95
* Avid Technology, Inc.	1,750	88
* FLIR Systems, Inc.	3,144	78
* Semtech Corp.	3,324	66
* Aeroflex, Inc.	3,358	37
AVX Corp.	2,657	36
Agilysys, Inc.	1,228	23
Park Electrochemical Corp.	823	21
* Kopin Corp.	3,030	21
Daktronics, Inc.	647	18
Methode Electronics, Inc. Class A	1,558	16
* Multi-Fineline Electronix, Inc.	367	14

		1,036

Electronics—Gauge & Meter (0.3%)
* Mettler-Toledo International Inc.	1,905	109
Tektronix, Inc.	3,968	102
* Itron, Inc.	1,038	49
Keithley Instruments Inc.	608	10
* Metrologic Instruments, Inc.	450	9

		279

Electronics—Medical Systems (0.0%)
Quality Systems, Inc.	345	28

Electronics—Semiconductors/Components (17.7%)
Intel Corp.	273,436	7,295
Texas Instruments, Inc.	72,994	2,371
Analog Devices, Inc.	16,535	627
* Broadcom Corp.	12,589	586
Maxim Integrated Products, Inc.	14,681	537
* Marvell Technology Group Ltd.	9,401	522
Linear Technology Corp.	13,687	511
* Advanced Micro Devices, Inc.	17,692	463
Xilinx, Inc.	15,662	414
National Semiconductor Corp.	15,415	399
* Micron Technology, Inc.	27,528	393
* Freescale Semiconductor, Inc. Class B	12,103	312
Microchip Technology, Inc.	9,327	311
* Altera Corp.	16,663	304
* Jabil Circuit, Inc.	7,676	254
Intersil Corp.	6,863	176
* MEMC Electronic Materials, Inc.	7,817	175
* Arrow Electronics, Inc.	5,280	164
* Freescale Semiconductor, Inc. Class A	5,880	151
* LSI Logic Corp.	17,267	142
* Avnet, Inc.	5,469	123
* Integrated Device Technology Inc.	8,949	107
* Agere Systems Inc.	8,086	107
* International Rectifier Corp.	2,874	102
* Fairchild Semiconductor International, Inc.	5,383	93
* Cree, Inc.	3,376	91
* Cypress Semiconductor Corp.	5,917	89
* Microsemi Corp.	2,629	73
* Silicon Laboratories Inc.	1,793	70
* Rambus Inc.	4,039	68
* Atmel Corp.	19,471	65
* PMC Sierra Inc.	8,035	63
* Tessera Technologies, Inc.	1,962	54
* Conexant Systems, Inc.	20,961	52
* SiRF Technology Holdings, Inc.	1,755	49
* RF Micro Devices, Inc.	8,415	48
* OmniVision Technologies, Inc.	2,530	45
* FormFactor Inc.	1,460	41
* ON Semiconductor Corp.	6,881	40
* Skyworks Solutions, Inc.	7,087	38
* Applied Micro Circuits Corp.	13,510	36
* Micrel, Inc.	2,939	36
* Genesis Microchip Inc.	1,512	34
* Silicon Image, Inc.	3,340	32
* DSP Group Inc.	1,242	32
* Amkor Technology, Inc.	4,627	29
* Cirrus Logic, Inc.	3,769	29
* TriQuint Semiconductor, Inc.	5,707	26
* Lattice Semiconductor Corp.	5,006	24
* Silicon Storage Technology, Inc.	3,906	22
* Vitesse Semiconductor Corp.	9,550	20
* Exar Corp.	1,528	19
* SigmaTel Inc.	1,141	17
* Actel Corp.	1,091	16
* AMIS Holdings Inc.	1,547	15
* PortalPlayer Inc.	597	14
* Excel Technology, Inc.	519	12
* Integrated Silicon Solution, Inc.	1,589	11
* IXYS Corp.	915	11
* Pixelworks, Inc.	1,755	9
* Diodes Inc.	175	7
* Pericom Semiconductor Corp.	304	2
* Mindspeed Technologies, Inc.	1,263	2
* ESS Technology, Inc.	650	2
* Virage Logic Corp.	128	1

		17,983

Electronics—Technology (0.4%)
* Solectron Corp.	43,382	156
* Trimble Navigation Ltd.	2,329	76
* Coherent, Inc.	1,401	44
* Checkpoint Systems, Inc.	1,724	41
* ScanSource, Inc.	555	33
* KEMET Corp.	3,964	32
* Identix, Inc.	3,818	19

		401

Engineering & Contracting Services (0.0%)
* Dycom Industries, Inc.	1,814	37

Financial Data Processing Services (4.9%)
First Data Corp.	34,664	1,500
Automatic Data Processing, Inc.	25,935	1,219
Paychex, Inc.	15,237	646
* Fiserv, Inc.	8,448	384
* DST Systems, Inc.	2,871	171
* CheckFree Corp.	3,467	162
Fair Isaac, Inc.	3,016	138
Global Payments Inc.	2,976	130
Certegy, Inc.	2,767	111
* Alliance Data Systems Corp.	2,562	99
* Kronos, Inc.	1,426	67
Jack Henry & Associates Inc.	3,519	67
* Digital Insight Corp.	1,585	53
* eFunds Corp.	2,019	42
Total System Services, Inc.	1,794	39
* Advent Software, Inc.	1,064	31
* Wright Express Corp.	1,083	26
* iPayment Holdings, Inc.	488	20
* CCC Information Services Group	446	12

		4,917

Financial Information Services (0.1%)
FactSet Research Systems Inc.	1,412	55
* HomeStore, Inc.	5,140	23
* S1 Corp.	2,959	13

		91

Financial Miscellaneous (0.1%)
MoneyGram International, Inc.	3,880	100

Identification Control & Filter Devices (0.8%)
* Agilent Technologies, Inc.	19,876	709
* Paxar Corp.	1,584	30
* Veeco Instruments, Inc.	1,184	21
* Advanced Energy Industries, Inc.	1,379	18
* Asyst Technologies, Inc.	2,145	13

		791

Machinery—Specialty (0.0%)
* Applied Films Corp.	644	13
* Semitool, Inc.	742	7

		20

Medical & Dental Instruments & Supplies (0.0%)
Landauer, Inc.	390	19

Miscellaneous Materials & Processing (0.0%)
* Rogers Corp.	714	27

Office Furniture & Business Equipment (1.0%)
* Xerox Corp.	42,828	608
* Lexmark International, Inc.	5,359	255
Diebold, Inc.	3,184	124
* Presstek, Inc.	1,448	13

		1,000

Production Technical Equipment (2.8%)
Applied Materials, Inc.	72,813	1,319
KLA-Tencor Corp.	8,822	452
* LAM Research Corp.	6,223	234
Novellus Systems, Inc.	6,222	154
* Teradyne, Inc.	8,813	129
* Varian Semiconductor Equipment Associates, Inc.	1,646	72
* Cymer, Inc.	1,600	61
Cognex Corp.	1,887	58
* Entegris Inc.	4,728	48
* ATMI, Inc.	1,640	47
* Brooks Automation, Inc.	3,160	41
* Electro Scientific Industries, Inc.	1,243	31
MTS Systems Corp.	836	29
* Photronics Inc.	1,684	27
* Credence Systems Corp.	3,020	24
* FEI Co.	1,099	22
* Axcelis Technologies, Inc.	4,417	21
* Kulicke & Soffa Industries, Inc.	2,318	20
* Mattson Technology, Inc.	1,886	19
* Ultratech, Inc.	984	16
* Photon Dynamics, Inc.	728	13
* LTX Corp.	2,655	12
* Rofin-Sinar Technologies Inc.	193	8
* Rudolph Technologies, Inc.	281	4

		2,861

Retail (0.2%)
CDW Corp.	2,903	170
* Global Imaging Systems, Inc.	1,024	37

		207

Scientific Equipment & Supplies (0.0%)
* Newport Corp.	1,775	25

Services—Commercial (0.7%)
* Iron Mountain, Inc.	4,382	181
Sabre Holdings Corp.	5,840	134
* Convergys Corp.	6,384	106
* MPS Group, Inc.	4,721	59
* Hewitt Associates, Inc.	1,945	50
* Cogent Inc.	1,766	42
Gevity HR, Inc.	1,150	33
MAXIMUS, Inc.	845	31
* Forrester Research, Inc.	616	11
* NetRatings, Inc.	521	7
* Autobytel Inc.	832	4
Startek, Inc.	88	1
* Pegasus Solutions Inc.	180	1

		660

Telecommunications Equipment (0.4%)
* Polycom, Inc.	4,351	71
* Andrew Corp.	6,496	71
Plantronics, Inc.	2,167	60
* Powerwave Technologies, Inc.	4,384	55
Belden CDT Inc.	2,067	48
* Interdigital Communications Corp.	2,384	46
* Arris Group Inc.	3,744	36
* Mastec Inc.	1,213	12

		399

Utilities—Telecommunications (0.0%)
* Intrado Inc.	676	15

Wholesalers (0.1%)
* Tech Data Corp.	2,657	104
* Brightpoint, Inc.	1,175	33

		137

Total Common Stocks
(Cost $97,039)		101,216

Other Assets and Liabilities—Net (0.2%)		189

Net Assets (100%)		101,405

*Non-income-producing security.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At November 30, 2005, the cost of investment securities for tax purposes was $97,039,000. Net unrealized appreciation of investment securities for tax purposes was $4,177,000, consisting of unrealized gains of $7,079,000 on securities that had risen in value since their purchase and $2,902,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Materials Index Fund
Schedule of Investments
November 30, 2005

	Shares	Market Value ($000)

Common Stocks (100.0%)

Agriculture Fish & Ranch (4.3%)
Monsanto Co.	36,931	2,706

Aluminum (5.6%)
Alcoa Inc.	119,929	3,287
* Aleris International Inc.	3,624	122
* Century Aluminum Co.	3,083	71

		3,480

Building—Cement (0.8%)
Lafarge North America Inc.	4,345	239
Eagle Materials, Inc.	1,242	143
Eagle Materials, Inc. Class B	1,097	120

		502

Building Materials (3.0%)
Vulcan Materials Co.	14,006	934
Martin Marietta Materials, Inc.	6,337	476
Florida Rock Industries, Inc.	6,843	341
Texas Industries, Inc.	3,132	156

		1,907

Chemicals (37.5%)
Dow Chemical Co.	132,734	6,006
E.I. du Pont de Nemours & Co.	136,744	5,846
Praxair, Inc.	44,368	2,307
Air Products & Chemicals, Inc.	30,460	1,802
Ecolab, Inc.	26,400	878
Rohm & Haas Co.	19,948	874
Lyondell Chemical Co.	30,522	776
Eastman Chemical Co.	11,275	624
Sigma-Aldrich Corp.	9,192	607
Lubrizol Corp.	9,360	395
Chemtura Corp.	32,204	388
Airgas, Inc.	9,514	296
Cabot Corp.	8,058	282
* FMC Corp.	5,011	266
Cytec Industries, Inc.	5,382	244
* Huntsman Corp.	12,225	232
Albemarle Corp.	5,446	200
* Hercules, Inc.	14,743	173
Celanese Corp. Series A	9,903	171
Georgia Gulf Corp.	4,483	125
MacDermid, Inc.	3,806	108
A. Schulman Inc.	4,279	89
Arch Chemicals, Inc.	3,118	89
* W.R. Grace & Co.	9,313	81
UAP Holding Corp.	3,904	74
* PolyOne Corp.	11,542	67
* OM Group, Inc.	3,920	62
Westlake Chemical Corp.	1,818	51
Calgon Carbon Corp.	5,094	29
NL Industries, Inc.	1,366	20

		23,162

Coal (0.2%)
* Alpha Natural Resources, Inc.	3,893	94

Consumer Products (0.6%)
International Flavors & Fragrances, Inc.	11,063	360

Container & Package—Metal & Glass (2.2%)
* Owens-Illinois, Inc.	21,014	457
* Crown Holdings, Inc.	22,955	426
AptarGroup Inc.	4,831	265
Silgan Holdings, Inc.	3,318	117
Greif Inc. Class A	1,670	100

		1,365

Container & Package — Paper & Plastics (5.0%)
Temple-Inland Inc.	14,855	622
* Sealed Air Corp.	11,338	586
* Smurfit-Stone Container Corp.	34,988	443
* Pactiv Corp.	20,607	417
Bemis Co., Inc.	14,058	387
Sonoco Products Co.	12,959	372
Packaging Corp. of America	8,863	206
Myers Industries, Inc.	3,580	50
* Graphic Packaging Corp.	12,611	34

		3,117

Copper (5.0%)
Phelps Dodge Corp.	13,278	1,801
Freeport-McMoRan Copper & Gold, Inc. Class B	24,311	1,267

		3,068

Diversified Manufacturing (2.9%)
Ball Corp.	14,225	586
Ashland, Inc.	9,240	515
Engelhard Corp.	16,457	486
Olin Corp.	9,762	188

		1,775

Engineering & Contracting Services (0.3%)
* Nalco Holding Co.	10,762	181

Fertilizers (1.0%)
Scotts Miracle-Gro Co.	6,462	303
* The Mosaic Co.	18,207	247
* Terra Industries, Inc.	12,513	75

		625

Foods (0.2%)
Sensient Technologies Corp.	6,234	113

Forest Products (7.3%)
Weyerhaeuser Co.	33,324	2,210
Georgia Pacific Group	32,129	1,519
Louisiana-Pacific Corp.	14,542	392
Potlatch Corp.	3,996	193
Longview Fibre Co.	6,307	134
Deltic Timber Corp.	1,463	66

		4,514

Gold (5.0%)
Newmont Mining Corp. (Holding Co.)	61,777	2,849
* Coeur d'Alene Mines Corp.	34,450	149
Royal Gold, Inc.	2,667	69

		3,067

Metal Fabricating (1.5%)
Reliance Steel & Aluminum Co.	3,951	255
Commercial Metals Co.	6,879	242
Quanex Corp.	3,568	221
* RTI International Metals, Inc.	3,047	114
Ryerson Tull, Inc.	2,948	67

		899

Metals & Minerals & Commodities (0.2%)
* Symyx Technologies, Inc.	4,295	117

Metals & Minerals Miscellaneous (1.6%)
Cleveland-Cliffs Inc.	3,107	296
Minerals Technologies, Inc.	2,731	155
* Titanium Metals Corp.	2,124	134
* Apex Silver Mines Ltd.	5,953	100
Compass Minerals International	4,135	100
AMCOL International Corp.	3,069	63
* Stillwater Mining Co.	5,585	60
* Hecla Mining Co.	16,619	59

		967

Miscellaneous Materials & Processing (0.1%)
Metal Management, Inc.	3,127	79

Paints & Coating (3.7%)
PPG Industries, Inc.	23,304	1,415
Valspar Corp.	13,291	334
RPM International, Inc.	16,171	301
H.B. Fuller Co.	3,980	123
Ferro Corp.	5,846	111

		2,284

Paper (5.4%)
International Paper Co.	64,043	2,019
MeadWestvaco Corp.	25,292	708
Bowater Inc.	7,670	238
Wausau Paper Corp.	6,499	77
Glatfelter	5,191	75
Neenah Paper Inc.	2,037	57
Rock-Tenn Co.	3,953	53
Chesapeake Corp. of Virginia	2,723	48
* Caraustar Industries, Inc.	4,069	40
* Buckeye Technology, Inc.	4,673	36

		3,351

Plastics (0.2%)
Spartech Corp.	4,480	95

Pollution Control & Environmental Services (0.3%)
* Headwaters Inc.	5,718	204

Steel (5.9%)
Nucor Corp.	21,421	1,437
United States Steel Corp.	15,739	749
Allegheny Technologies Inc.	11,329	374
Carpenter Technology Corp.	3,133	205
Worthington Industries, Inc.	9,670	196
Steel Dynamics, Inc.	5,012	174
* Oregon Steel Mills, Inc.	4,903	134
* AK Steel Corp.	14,495	120
Schnitzer Steel Industries, Inc. Class A	3,087	107
Gibraltar Industries Inc.	3,477	76
* Chaparral Steel Co.	3,052	76

		3,648

Synthetic Fibers (0.1%)
Wellman, Inc.	4,624	36

Tobacco (0.1%)
Schweitzer-Mauduit International, Inc.	2,032	48

Total Common Stocks
(Cost $62,303)	61,764

Other Assets and Liabilities—Net (0.0%)	(11)

Net Assets (100%)	61,753

*Non-income-producing security

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At November 30, 2005, the cost of investment securities for tax purposes was $62,303,000. Net unrealized depreciation of investment securities for tax purposes was $539,000, consisting of unrealized gains of $3,151,000 on securities that had risen in value since their purchase and $3,690,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Telecommincation Services Index Fund
Schedule of Investments
November 30, 2005

	Shares	Market Value ($000)

Common Stocks (99.0%)

Aerospace (0.8%)
New Skies Satellites Holdings Ltd.	7,756	185

Communications Technology (2.9%)
* InPhonic, Inc.	17,640	208
* Broadwing Corp.	29,631	199
* Cogent Communications Group, Inc.	35,105	190
* Syniverse Holdings Inc.	4,792	93

		690

Computer Services Software & Systems (0.8%)
* @ Road, Inc.	37,814	188

Consumer Electronics (0.8%)
* JAMDAT Mobile Inc.	8,267	189

Services—Commercial (0.8%)
* Wireless Facilities, Inc.	34,886	193

Telecommunications Equipment (6.9%)
* American Tower Corp. Class A	30,864	842
* Crown Castle International Corp.	19,915	546
* SBA Communications Corp.	14,458	267

		1,655

Utilities—Telecommunications (86.0%)
AT&T Inc.	161,397	4,020
Verizon Communications Inc.	109,433	3,500
Sprint Nextel Corp.	97,278	2,436
BellSouth Corp.	45,122	1,230
Alltel Corp.	16,037	1,072
* Qwest Communications International Inc.	128,582	674
* NII Holdings Inc.	12,262	533
MCI Inc.	23,889	474
Citizens Communications Co.	34,494	450
CenturyTel, Inc.	12,903	427
* Nextel Partners, Inc.	14,810	392
* Alamosa Holdings, Inc.	18,264	337
* Level 3 Communications, Inc.	92,441	314
PanAmSat Holding Corp.	10,700	259
* Cincinnati Bell Inc.	64,035	250
* Dobson Communications Corp.	31,832	235
* U.S. Cellular Corp.	4,608	234
Commonwealth Telephone Enterprises, Inc.	6,715	233
* Price Communications Corp.	15,295	232
* UbiquiTel Inc.	23,256	227
USA Mobility, Inc.	8,122	222
* General Communication, Inc.	21,195	215
* Time Warner Telecom Inc.	22,854	215
* Centennial Communications Corp. Class A	13,417	213
Iowa Telecommunications Services Inc.	12,623	213
Surewest Communications	7,449	211
* Premiere Global Services, Inc.	27,561	208
Telephone & Data Systems, Inc.	5,592	204
North Pittsburgh Systems, Inc.	10,115	198
Telephone & Data Systems, Inc. - Special Common Shares	5,649	198
* Leap Wireless International, Inc.	4,765	181
* IDT Corp. Class B	14,812	181
FairPoint Communications, Inc.	15,024	180
* NeuStar, Inc. Class A	5,280	160
Valor Communications Group, Inc.	10,849	132
CT Communications, Inc.	5,482	68
* IDT Corp.	5,039	61

		20,589

Total Common Stocks
(Cost $22,573)		23,689

Other Assets and Liabilities—Net (1.0%)		250

Net Assets (100%)		23,939

*Non-income-producing security.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At November 30, 2005, the cost of investment securities for tax purposes was $22,573,000. Net unrealized appreciation of investment securities for tax purposes was $1,116,000, consisting of unrealized gains of $2,148,000 on securities that had risen in value since their purchase and $1,032,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Utilities Index Fund
Schedule of Investments
November 30, 2005

	Shares	Market Value ($000)

Common Stocks (100.0%)

Energy Miscellaneous (1.5%)
* NRG Energy, Inc.	25,947	1,133
* Reliant Energy, Inc.	90,050	825
*^ Calpine Corp.	164,225	84
Ormat Technologies Inc.	2,313	58

		2,100

Utilities—Electrical (84.5%)
Exelon Corp.	199,525	10,383
Southern Co.	222,216	7,713
Dominion Resources, Inc.	101,404	7,702
Duke Energy Corp.	275,648	7,404
TXU Corp.	67,859	6,964
FPL Group, Inc.	111,380	4,721
FirstEnergy Corp.	98,145	4,609
Public Service Enterprise Group, Inc.	71,123	4,461
Entergy Corp.	61,767	4,324
American Electric Power Co., Inc.	114,492	4,184
Edison International	92,100	4,156
PG&E Corp.	112,427	4,135
PPL Corp.	112,927	3,320
Consolidated Edison Inc.	72,709	3,311
Ameren Corp.	60,633	3,181
Progress Energy, Inc.	71,018	3,180
* AES Corp.	184,642	2,912
Constellation Energy Group, Inc.	52,960	2,806
Cinergy Corp.	56,221	2,310
DTE Energy Co.	51,829	2,262
Xcel Energy, Inc.	119,844	2,218
NiSource, Inc.	81,029	1,745
* Allegheny Energy, Inc.	48,449	1,348
Wisconsin Energy Corp.	34,813	1,321
SCANA Corp.	32,241	1,277
Pepco Holdings, Inc.	56,273	1,219
Pinnacle West Capital Corp.	29,390	1,219
CenterPoint Energy Inc.	82,907	1,096
TECO Energy, Inc.	61,856	1,082
Energy East Corp.	43,905	1,030
Alliant Energy Corp.	34,644	982
DPL Inc.	37,708	963
* CMS Energy Corp.	65,217	912
NSTAR	31,798	893
OGE Energy Corp.	26,888	720
Northeast Utilities	38,575	717
Puget Energy, Inc.	34,369	714
Great Plains Energy, Inc.	22,233	646
WPS Resources Corp.	11,872	638
Hawaiian Electric Industries Inc.	24,088	637
Westar Energy, Inc.	25,823	584
PNM Resources Inc.	19,569	508
* Sierra Pacific Resources	35,060	473
Duquesne Light Holdings, Inc.	23,120	392
ALLETE, Inc.	8,461	391
IDACORP, Inc.	12,582	359
Black Hills Corp.	9,219	337
UniSource Energy Corp.	10,258	332
NorthWestern Corp.	10,620	329
Cleco Corp.	14,877	328
* El Paso Electric Co.	14,267	309
Avista Corp.	14,411	254
Otter Tail Corp.	8,262	248
CH Energy Group, Inc.	4,683	219
MGE Energy, Inc.	6,079	213
UIL Holdings Corp.	4,133	200
Empire District Electric Co.	7,632	155

		121,046

Utilities—Gas Distribution (10.4%)
Sempra Energy	68,597	3,015
Questar Corp.	25,305	1,887
KeySpan Corp.	51,861	1,740
ONEOK, Inc.	28,463	781
AGL Resources Inc.	21,837	772
National Fuel Gas Co.	23,790	767
Energen Corp.	20,735	761
UGI Corp. Holding Co.	31,025	683
* Southern Union Co.	28,094	663
Atmos Energy Corp.	23,831	633
Piedmont Natural Gas, Inc.	22,861	537
NICOR Inc.	13,158	528
WGL Holdings Inc.	14,520	442
Peoples Energy Corp.	11,345	408
New Jersey Resources Corp.	8,181	348
Southwest Gas Corp.	11,375	303
Northwest Natural Gas Co.	8,216	282
South Jersey Industries, Inc.	8,337	240
The Laclede Group, Inc.	5,996	180

		14,970

Utilities—Gas Pipelines (1.2%)
Equitable Resources, Inc.	34,441	1,288
* Dynegy, Inc.	80,730	387

		1,675

Utilities—Miscellaneous (1.4%)
MDU Resources Group, Inc.	32,070	1,053
Vectren Corp.	22,682	616
* Aquila, Inc.	110,795	393

		2,062

Utilities—Water (1.0%)
Aqua America, Inc.	28,599	1,058
California Water Service Group	5,211	185
American States Water Co.	5,003	153
SJW Corp.	2,035	104

		1,500

Total Common Stocks
(Cost $138,219)		143,353

Temporary Cash Investment (0.1%)

Money Market Fund (0.1%)
** Vanguard Market Liquidity Fund, 4.048%	50,000	50
(Cost $50)

Total Investments (100.1%)
(Cost $138,269)		143,403

Other Assets and Liabilities—Net (-0.1%)		(94)

Net Assets (100%)		143,309

*	Non-income-producing security.
^	Part of security position is on loan to broker/dealers.
**	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At November 30, 2005, the cost of investment securities for tax purposes was $138,269,000. Net unrealized appreciation of investment securities for tax purposes was $5,134,000, consisting of unrealized gains of $7,643,000 on securities that had risen in value since their purchase and $2,509,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 20, 2006

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	January 20, 2006

*By Power of Attorney. See File Number 33-19446, filed on September 23, 2005. Incorporated by Reference.